UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Courtney R. Taylor
Capital World Bond Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund®

[photo of tiled columns]

Semi-annual report for the six months ended March 31, 2012

Capital World Bond Fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2012:

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	1.11%	5.00%	7.69%

The total annual fund operating expense ratio was 0.87% for Class A shares as of the prospectus dated December 1, 2011.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. See americanfunds.com for more information.

Results for other share classes can be found on page 4.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade and higher rated bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

[photo of tiled columns]

The first six months of Capital World Bond Fund’s fiscal year, ended March 31, 2012, were marked by volatile markets and dramatic shifts in investor sentiment amid changing economic prospects, twists and turns in the euro zone debt crisis and unconventional central bank actions across the globe.

Against this dramatic backdrop, the fund produced a six-month total return of 3.65%. Fund investors received dividends totaling 31.2 cents a share during the period. The fund’s six-month total return far exceeded that of the unmanaged Barclays Global Aggregate Index, which rose 1.11% during the same period, but slightly lagged that of its peer group — as measured by the Lipper Global Income Funds Index, which gained 3.78%. As you can see in the table below, Capital World Bond Fund continues to sustain its 10-year advantage over its peers. Relative to the market index, the fund’s six-month return was helped most by its currency exposure — notably, lower exposure to the Japanese yen. Issuer selection also had a positive impact.

United States

Beginning in December, the U.S. economy appeared to strengthen. Among other data, three consecutive months of job growth that exceeded 200,000 reinforced the sense of a domestic recovery gaining in momentum. Despite such positives, U.S. Treasury yields (which move inversely to prices) rose very little, as some investors continued to view Treasuries as an attractive safe-haven asset while the recovery solidifies. Over the six-month period, corporate bond returns generally eclipsed those of Treasuries, which posted a negative return (−0.41%). As of March 31, 2012, U.S.-dollar-denominated bonds accounted for 46.0% of the fund’s portfolio (before currency hedging). Relative to the market index, the fund’s generally higher exposure to the U.S. dollar (and its lower exposure to other major currencies such as the euro and yen), helped its return over the period.

[Begin Sidebar]
Results at a glance
For periods ended March 31, 2012, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime1
Capital World Bond Fund
(Class A shares)	5.05%	5.81%	8.10%	7.25%

Barclays Global Aggregate Index2	5.26	6.38	7.34	7.22

Lipper Global Income Funds Index	4.86	5.79	6.89	—	3

1 Since August 4, 1987.
2 The Barclays Global Aggregate Index began on December 31, 1989. For the period August 4, 1987, to December 31, 1989, the Citigroup World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses.

3 This index did not exist prior to December 30, 1988.
[End Sidebar]

Europe

The next largest portion of the portfolio, 16.3% (before currency hedging), was invested in euro-denominated bonds. Mostly, these investments were in German government bonds, whose total returns the portfolio counselors view as relatively resilient, compared to bonds issued by France, or by peripheral euro zone countries such as Spain or Italy. The debt crisis continued to be a major source of instability, and decisive steps to counter it were taken by European authorities. In December 2011, the European Central Bank (ECB) provided large-scale funding to banks, allaying fears of a banking system collapse. Already improving investor sentiment was further lifted in February by the ECB’s second round of funding and, to a lesser extent, by the restructuring of Greek government bonds. Market sentiment reversed in March, however, amid rising concern about whether some countries could meet tough fiscal targets and implement necessary reforms as their economies struggled.

Other developed markets

In Japan, the central bank unexpectedly announced in February that it would spend an extra ¥10 trillion on government bond purchases, and also set a near-term inflation goal of 1%, which helped drive the yen lower versus the U.S. dollar. Japanese bonds — which accounted for 10.4% of the portfolio (before currency hedging) as of March 31, 2012 — generated modest returns in local currency terms as government bond yields remained low. Despite the fund’s lower relative exposure to the yen, in absolute terms it continues to represent a significant exposure — something that the portfolio counselors view as potentially beneficial for the fund’s results in a more volatile market.

[Begin Sidebar]
We are deeply saddened by the loss of Jon B. Lovelace Jr., chairman emeritus and former portfolio counselor of Capital Research and Management Company and former chairman of The Capital Group Companies.

Nearly every aspect of the Capital Group bears some stamp of Jon’s leadership and service from 1951 until 2005. He was one of the principal architects of our Multiple Portfolio Counselor System, an early proponent of international investing, the founder of New Perspective Fund and Capital Income Builder and a standard-bearer of the Capital Group’s mission to serve investors.

Though he never sought the spotlight, his accomplishments in life, work and philanthropy will long be remembered.
[End Sidebar]

Developing markets

Yields for developing-country bonds generally declined. Local currency and U.S.-dollar-denominated bonds posted strong gains. In 2012, the primary bond market had a noteworthy first quarter. Russia sold $7 billion worth of global dollar-denominated bonds — the largest developing-country sovereign bond offering in three years. Meanwhile, new issuance of corporate debt from developing countries totaled $113 billion — a quarterly record.

Looking ahead

As the U.S. economy has continued to grow modestly, growth in key developing markets such as China and India has moderated, and Europe has only just begun to address some of its daunting structural economic challenges. All the while, some governments and central banks have pushed the policy levers at their disposal — near-zero interest rates, as well as other unconventional measures such as bond buying — to greater extremes. These policies have helped to create a low-yield environment in some key developed markets, while inflation is a concern in some other countries where growth has been more robust.

The portfolio counselors continue to manage the fund with a long-term approach — seeking to generate returns for fund investors with a well-diversified portfolio that can potentially reduce volatility and provide steady income. The fund’s investment mix has remained fairly constant and relatively cautious. As of March 31, 2012, the fund was invested in more than 370 issuers, from 63 countries, denominated in 24 currencies. The majority of the fund’s holdings were investment-grade (Baa/BBB and above). These holdings are primarily government-related debt, with about 24.6% of the portfolio invested in corporate bonds.

We would like to take this opportunity to thank Paul G. Haaga, Jr., for his years of leadership as an officer of Capital World Bond Fund. Paul stepped down as vice chairman of the board on December 31, 2011, after 27 years of service to the American Funds.

We greatly appreciate your continued support and look forward to reporting to you again in six months.

Cordially,

/s/ Mark H. Dalzell

Mark H. Dalzell
President

May 14, 2012

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
The fund’s 30-day yield for Class A shares as of April 30, 2012, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.80%. The fund’s distribution rate for Class A shares as of that date was 3.06%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.
[End Sidebar]

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns			10 years/
for periods ended March 31, 2012:	1 year	5 years	Life of class1

Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	−0.72%	4.67%	7.45%
Not reflecting CDSC	4.28	5.01	7.45

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	3.24	4.97	7.25
Not reflecting CDSC	4.24	4.97	7.25

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	5.03	5.80	8.10

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	5.31	—	5.47

Class 529-A shares4
Reflecting 3.75% maximum sales charge	1.09	4.95	7.68
Not reflecting maximum sales charge	5.01	5.75	8.09

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	−0.85	4.56	7.34
Not reflecting CDSC	4.15	4.89	7.34

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	3.18	4.90	7.17
Not reflecting CDSC	4.18	4.90	7.17

Class 529-E shares3,4 — first sold 5/16/02	4.72	5.44	7.53

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	5.21	5.97	7.73

1Applicable to Class F-2, 529-E and 529-F-1 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. See americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Portfolio summary as of March 31, 2012
unaudited

[begin pie chart]
Portfolio by type of security	(percent of net assets)
Bonds & notes of governments & government agencies outside the U.S.	51.5%
Corporate bonds & notes of issuers outside the U.S.	13.0
U.S. corporate bonds & notes	9.0
U.S. Treasury bonds & notes	7.3
Mortgage- and asset-backed obligations	11.4
Bonds & notes of U.S. government agencies & other securities	0.8
Short-term securities & other assets less liabilities	7.0
[end pie chart]

Bond & notes of governments & government agencies outside the U.S.
		(percent of net assets)
EMU(*):
	Germany	6.4%
	Netherlands	1.2
	Italy	1.1
	Belgium	1.0
	Austria	0.9
	Ireland	0.5
	Spain	0.3
	Finland	0.1	11.5%
Japan			10.3
Mexico			4.0
South Korea			3.4
Poland			3.3
Sweden			2.4
United Kingdom			2.3
Singapore			1.7
Hungary			1.7
Malaysia			1.7
Other			9.2
			51.5

(*) Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

Where the fund’s assets are invested…
…and how those markets have done over the past six months
as of March 31, 2012

	Capital World Bond Fund				Bond market total returns1 six months ended March 31, 2012
Currency weighting by country:	Before forward contracts		After forward contracts		In local currency		In U.S. dollars
United States2	46.0%			48.5%	1.6%		1.6%
EMU3	16.3		12.3		4.0		3.2
Japan	10.4		13.6		0.7		–5.7
Mexico	3.8		3.8		4.3		13.0
South Korea	3.3		3.3		1.9		6.0
United Kingdom	3.2		1.8		3.9		6.6
Poland	2.9		2.9		3.7		9.7
Sweden	2.8		2.5		1.2		4.6
Singapore	1.7		1.7		0.2		3.8
Malaysia	1.7		1.7		1.9		6.3
Canada	1.3		1.3		1.7		6.0
Hungary	1.3		1.3		0.4		–0.1
Israel	1.0		1.0		—	4	—	4
Brazil	0.9		0.9		7.7	5	9.6	5
Norway	0.8		0.8		1.2		4.0
Turkey	0.6		0.6		3.4	5	7.8	5
Australia	0.6		0.6		3.0		9.6
Philippines	0.5		0.5		13.2	5	15.3	5
Colombia	0.3		0.3		4.8	5	12.5	5
Russian Federation	0.3		0.3		6.9	5	17.1	5
South Africa	0.2		0.2		5.9		11.1
Uruguay	0.1		0.1		—	4	—	4
Chile	—	6	—	6	0.7		7.9
Argentina	—	6	—	6	—	4	—	4

1Source: Barclays Global Aggregate Index.
2Includes U.S. dollar-denominated debt of other countries, totaling 16.0%.
3Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated debt includes corporate and European government debt.
4This market is not included in the Barclays Global Aggregate Index or the JP Morgan GBI–EM Broad Diversified Index.
5Source: JP Morgan GBI–EM Broad Diversified Index.
6Amount less than 0.1%.

Summary investment portfolio March 31, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See page 42 for details on how to obtain a complete schedule of portfolio holdings.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 93.01%	(000)	(000)	assets

Euros - 16.29%
German Government:
1.75% 2013	€39,500	US$ 53,683
1.50% 2016 (1)	45,504	69,048
Series 159, 2.00% 2016	69,470	97,841
4.25% 2017	42,250	66,023
Series 7, 4.00% 2018	70,125	109,036
1.75% 2020 (1)	37,877	60,569
2.25% 2021	46,430	64,583
2.00%-6.25% 2013-2042 (1)	163,605	263,076	6.17
Netherlands Government Eurobond 3.50%-4.50% 2013-2042	96,020	143,088	1.13
Italian Government:
3.75% 2016	69,050	92,204
3.75%-4.25% 2013-2014	33,075	45,071	1.08
Belgium (Kingdom of):
Series 49, 4.00% 2017	77,875	111,591
Series 40, 5.50% 2017	11,975	18,322	1.02
Austrian Government, Series 2, 4.65% 2018	71,675	109,539	.86
Hungarian Government 5.75%-6.00% 2018-2019	16,250	19,161	.15
Other securities		747,194	5.88
		2,070,029	16.29

Japanese yen - 10.35%
Japanese Government:
Series 269, 1.30% 2015	¥27,597,450	344,599
Series 284, 1.70% 2016	9,408,700	121,155
Series 14, 1.20% 2017 (1)	4,243,675	54,548
Series 299, 1.30% 2019	19,102,500	241,934
Series 310, 1.00% 2020	21,554,650	264,592
Series 21, 2.30% 2035	6,760,000	88,781
0.50%-2.40% 2013-2038 (1)	15,026,200	190,384	10.28
Other securities		9,157	.07
		1,315,150	10.35

Mexican pesos - 3.77%
United Mexican States Government:
Series M, 7.50% 2012	MXN 755,000	59,540
Series M10, 7.75% 2017	707,900	61,565
Series M, 6.50% 2021	962,500	77,109
Series M30, 10.00% 2036	697,000	69,979
3.50%-10.00% 2014-2040 (1)	2,402,355	209,939	3.76
Other securities		1,146	.01
		479,278	3.77

South Korean won - 3.35%
South Korean Government:
Series 1303, 5.25% 2013	KRW 133,328,530	119,643
5.00% 2014	79,326,500	72,423
5.25% 2015	65,801,860	61,096
5.50% 2017	60,243,100	57,693
3.50%-5.75% 2014-2031	127,059,000	114,844	3.35
		425,699	3.35

British pounds - 3.17%
United Kingdom:
3.75% 2019	£45,965	84,312
0.625%-5.00% 2013-2040 (1)	109,126	209,581	2.31
Other securities		109,228	.86
		403,121	3.17

Polish zloty - 2.86%
Polish Government:
Series 0414, 5.75% 2014	PLN 527,125	173,396
Series 1017, 5.25% 2017	535,430	174,426
5.25%-5.75% 2020-2021	47,900	15,340	2.86
		363,162	2.86

Swedish kronor - 2.76%
Swedish Government:
Series 1049, 4.50% 2015	SKr 1,150,850	191,560
3.50%-6.75% 2012-2028 (1) (2)	793,094	143,009	2.63
Other securities		16,293	.13
		350,862	2.76

Singapore dollars - 1.75%
Singapore (Republic of):
3.75% 2016	$ S 154,460	140,616
1.625%-3.25% 2013-2020	96,750	81,655	1.75
		222,271	1.75

Malaysian ringgits - 1.67%
Malaysian Government:
Series 0204, 5.094% 2014	MYR 234,750	79,655
Series 0207, 3.814% 2017	159,605	53,094
Series 0210, 4.012% 2017	178,345	59,839
3.741%-4.24% 2015-2018	58,200	19,561	1.67
		212,149	1.67

Hungarian forints - 1.29%
Hungarian Government:
Series 17/B, 6.75% 2017	HUF 15,237,250	63,634
6.50%-8.00% 2015-2022	24,882,620	100,917	1.29
		164,551	1.29

Israeli shekels - 1.04%
Israeli Government :
5.50% 2017	ILS 333,595	97,126
4.50%-6.50% 2015-2016 (1)	121,410	35,177	1.04
		132,303	1.04

Brazilian reais - 0.89%
Brazil (Federal Republic of) 6.00%-10.00% 2012-2045 (1)	BRL 187,746	106,032	.83
Brazil (Federal Republic of) Global 10.25% 2028	11,120	7,310	.06
		113,342	.89

Norwegian kroner - 0.81%
Norwegian Government 4.25% 2017	NKr 276,160	53,897	.43
Other securities		48,323	.38
		102,220	.81

U.S. dollars - 38.99%
Fannie Mae:
3.00% 2027 (2)	US$ 128,580	133,201
3.00% 2027 (2)	72,840	75,264
3.50% 2042 (2)	68,920	70,600
4.00% 2042 (2)	56,530	59,286
6.00% 2042 (2)	129,980	143,222
0%-9.758% 2017-2048 (2) (3)	600,975	644,026	8.86
U.S. Treasury:
1.00% 2012 (4)	116,000	116,088
3.125% 2013	49,700	51,801
1.25% 2014	138,772	141,126
0.125%-5.25% 2012-2041 (1)	573,825	623,839	7.34
Freddie Mac 0%-6.00% 2015-2041 (2) (3)	71,351	74,720	.59
JPMorgan Chase & Co. 3.45%-4.625% 2016-2022	63,104	65,401	.51
Polish Government 5.00%-6.375% 2019-2022	50,225	56,545	.44
Hungarian Government 6.25%-7.625% 2020-2041	34,500	31,600	.25
United Mexican States Government Global, 3.625%-6.375% 2013-2110	25,841	29,882	.24
Brazil (Federal Republic of) Global 4.875%-6.00% 2017-2041	14,215	16,487	.13
Israeli Government 5.125% 2019	11,550	12,761	.10
South Korean Government 5.75% 2014	3,400	3,669	.03
Other securities		2,603,998	20.50
		4,953,516	38.99

Other currencies - 4.02%
Other securities		509,936	4.02

Total bonds & notes (cost: $11,299,503,000)		11,817,589	93.01

			Percent
		Value	of net
Preferred securities - 0.02%		(000)	assets

U.S. dollars - 0.02%
Other securities		US$ 2,650	0.02%

Total preferred securities (cost: $2,573,000)		2,650	.02

			Percent
		Value	of net
Common stocks - 0.02%		(000)	assets

U.S. dollars - 0.02%
Other securities		US$ 1,774	0.02%

Total common stocks (cost: $1,193,000)		1,774	.02

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

U.S. dollars - 0.00%
Other securities		US$ 60	0.00%

Total warrants (cost: $44,000)		60	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 10.56%	(000)	(000)	assets

U.S. Treasury Bills 0.067%-0.147% due 4/19-9/13/2012	US$ 333,850	US$ 333,746	2.63%
Freddie Mac 0.07%-0.12% due 6/1-7/10/2012	164,650	164,613	1.30
Chariot Funding, LLC 0.15% due 4/16/2012 (5)	50,000	49,997
Jupiter Securitization Co., LLC 0.15% due 4/26/2012 (5)	37,500	37,496
JPMorgan Chase & Co. 0.18% due 5/17/2012	32,200	32,192	.94
Federal Home Loan Bank 0.09%-0.10% due 4/13-5/18/2012	91,300	91,291	.72
Thunder Bay Funding, LLC 0.19% due 6/12/2012 (5)	32,386	32,370
Old Line Funding, LLC 0.24% due 7/24/2012 (5)	26,700	26,682	.46
Fannie Mae 0.065%-0.13% due 6/18-7/16/2012	56,675	56,663	.45
International Bank for Reconstruction and Development 0.08%-0.10% due 4/30-6/4/2012	50,800	50,795	.40
Other securities		466,171	3.66

Total short-term securities (cost: $1,341,984,000)		1,342,016	10.56

Total investment securities (cost: $12,645,297,000)		13,164,089	103.61
Other assets less liabilities		(459,556)	(3.61)

Net assets		US$ 12,704,533	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,367,000, which represented .03% of the net assets of the fund. One of these securities (with a value of $1,000, a cost of $17,000 and representing less than .01% of the net assets of the fund) was acquired through a private placement transaction on 4/30/2010, that may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government price index.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Coupon rate may change periodically.
(4) A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $19,424,000, which represented .15% of the net assets of the fund.

(5) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,295,655,000, which represented 10.20% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $12,645,297)		$13,164,089
Cash		1,251
Unrealized appreciation on open forward currency contracts		463
Receivables for:
Sales of investments	$325,021
Sales of fund's shares	32,336
Closed forward currency contracts	1,136
Dividends and interest	148,636	507,129
		13,672,932
Liabilities:
Unrealized depreciation on open forward currency contracts		14,372
Payables for:
Purchases of investments	925,609
Repurchases of fund's shares	17,177
Closed forward currency contracts	890
Investment advisory services	4,719
Services provided by related parties	5,144
Trustees' deferred compensation	138
Other	350	954,027
Net assets at March 31, 2012		$12,704,533

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,093,183
Undistributed net investment income		53,854
Undistributed net realized gain		52,516
Net unrealized appreciation		504,980
Net assets at March 31, 2012		$12,704,533

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (608,485 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$8,057,057	385,229	$20.91
Class B	160,707	7,732	20.79
Class C	816,533	39,555	20.64
Class F-1	1,375,033	66,099	20.80
Class F-2	623,065	29,827	20.89
Class 529-A	378,652	18,060	20.97
Class 529-B	16,304	782	20.85
Class 529-C	178,603	8,592	20.79
Class 529-E	20,168	967	20.85
Class 529-F-1	33,963	1,628	20.86
Class R-1	21,549	1,038	20.77
Class R-2	188,871	9,094	20.77
Class R-3	195,793	9,374	20.89
Class R-4	119,525	5,718	20.90
Class R-5	199,992	9,556	20.93
Class R-6	318,718	15,234	20.92

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2012	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $655)	$224,562
Dividends	92	$224,654

Fees and expenses*:
Investment advisory services	27,484
Distribution services	18,656
Transfer agent services	10,071
Administrative services	1,114
Reports to shareholders	563
Registration statement and prospectus	292
Trustees' compensation	54
Auditing and legal	8
Custodian	1,039
State and local taxes	106
Other	275	59,662
Net investment income		164,992

Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments	20,192
Forward currency contracts	65,306
Currency transactions	(13,018)	72,480
Net unrealized appreciation (depreciation) on:
Investments	247,876
Forward currency contracts	(48,213)
Currency translations	8,529	208,192
Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency		280,672
Net increase in net assets resulting
from operations		$445,664

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended March 31, 2012*	Year ended September 30, 2011
Operations:
Net investment income	$164,992	$380,991
Net realized gain on investments, forward currency contracts and currency transactions	72,480	259,992
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	208,192	(517,037)
Net increase in net assets resulting from operations	445,664	123,946

Dividends paid to shareholders from net investment income	(183,136)	(460,566)

Net capital share transactions	159,754	699,649

Total increase in net assets	422,282	363,029

Net assets:
Beginning of period	12,282,251	11,919,222
End of period (including undistributed
net investment income: $53,854 and $71,998, respectively)	$12,704,533	$12,282,251

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
           unaudited

1.	Organization

Capital World Bond Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations.  The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Euros	$-	$2,070,029	$-	$2,070,029
Japanese yen	-	1,315,150	-	1,315,150
Mexican pesos	-	479,278	-	479,278
South Korean won	-	425,699	-	425,699
British pounds	-	403,121	-	403,121
Polish zloty	-	363,162	-	363,162
Swedish kronor	-	350,862	-	350,862
Singapore dollars	-	222,271	-	222,271
Malaysian ringgits	-	212,149	-	212,149
U.S. dollars	-	4,953,516	-	4,953,516
Other currencies	-	1,022,352	-	1,022,352
Preferred securities	2,650	-	-	2,650
Common stocks	1,773	-	1	1,774
Warrants	-	60	-	60
Short-term securities	-	1,342,016	-	1,342,016
Total	$4,423	$13,159,665	$1	$13,164,089

Forward currency contracts (*):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$463	$-	$463
Unrealized depreciation on open forward currency contracts	-	(14,372)	-	(14,372)
Total	$-	$(13,909)	$-	$(13,909)

(*) Forward currency contracts are not included in the investment portfolio.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging market and developing countries.

Nondiversification risks — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding would adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities and tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2011, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$115,929
Capital loss carryforward expiring 2018*	(13,129)
*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	602,577
Gross unrealized depreciation on investment securities	(105,613)
Net unrealized appreciation on investment securities	496,964
Cost of investment securities	12,667,125

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2012	Year ended September 30, 2011
Class A	$119,281	$300,822
Class B	1,856	6,529
Class C	9,166	26,327
Class F-1	20,285	50,943
Class F-2	9,707	20,935
Class 529-A	5,351	12,351
Class 529-B	174	593
Class 529-C	1,878	4,949
Class 529-E	262	619
Class 529-F-1	513	1,168
Class R-1	239	666
Class R-2	2,115	5,635
Class R-3	2,586	7,045
Class R-4	1,754	4,516
Class R-5	2,953	6,377
Class R-6	5,016	11,091
Total	$183,136	$460,566

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.57% on the first $1 billion of daily net assets and decreasing to 0.36% on such assets in excess of $15 billion. For the six months ended March 31, 2012, the investment advisory services fee was $27,484,000, which was equivalent to an annualized rate of 0.441% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period October 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section on the following page; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended March 31, 2012, the total transfer agent services fee paid under these agreements was $10,071,000, of which $8,960,000 was paid by the fund to AFS and $1,111,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period October 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended March 31, 2012, total fees paid to CRMC for performing administrative services were $1,114,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended March 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$9,221	$7,059	$199	Not applicable
Class B	865	157	Not applicable	Not applicable
Class C	4,090	695	145	Not applicable
Class F-1	1,665	788	226	Not applicable
Class F-2	Not applicable	334	141	Not applicable
Class 529-A	383	228	87	$181
Class 529-B	86	13	4	9
Class 529-C	860	119	41	86
Class 529-E	48	8	5	9
Class 529-F-1	-	20	8	16
Class R-1	104	13	6	Not applicable
Class R-2	699	354	49	Not applicable
Class R-3	490	179	53	Not applicable
Class R-4	145	57	31	Not applicable
Class R-5	Not applicable	45	46	Not applicable
Class R-6	Not applicable	2	73	Not applicable
Total class-specific expenses	$18,656	$10,071	$1,114	$301

Trustees’ deferred compensation –Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $54,000, shown on the accompanying financial statements, includes $43,000 in current fees (either paid in cash or deferred) and a net increase of $11,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.
7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2012
Class A	$675,075	32,450	$115,379	5,600	$(769,840)	(37,080)	$20,614	970
Class B	7,269	352	1,801	88	(38,166)	(1,851)	(29,096)	(1,411)
Class C	70,030	3,413	8,787	432	(101,917)	(4,976)	(23,100)	(1,131)
Class F-1	194,255	9,390	20,127	982	(191,100)	(9,261)	23,282	1,111
Class F-2	128,386	6,188	8,378	407	(49,947)	(2,407)	86,817	4,188
Class 529-A	47,413	2,276	5,349	259	(26,056)	(1,254)	26,706	1,281
Class 529-B	1,130	55	174	8	(3,769)	(182)	(2,465)	(119)
Class 529-C	22,160	1,074	1,877	92	(16,771)	(816)	7,266	350
Class 529-E	2,948	142	262	13	(1,684)	(82)	1,526	73
Class 529-F-1	5,564	268	513	25	(3,391)	(164)	2,686	129
Class R-1	3,047	148	238	12	(2,996)	(146)	289	14
Class R-2	33,885	1,643	2,113	103	(35,866)	(1,741)	132	5
Class R-3	40,286	1,940	2,580	126	(53,247)	(2,575)	(10,381)	(509)
Class R-4	25,140	1,210	1,753	85	(27,130)	(1,310)	(237)	(15)
Class R-5	49,456	2,371	2,949	143	(29,809)	(1,434)	22,596	1,080
Class R-6	43,316	2,080	5,016	243	(15,213)	(732)	33,119	1,591
Total net increase (decrease)	$1,349,360	65,000	$177,296	8,618	$(1,366,902)	(66,011)	$159,754	7,607

Year ended September 30, 2011
Class A	$1,917,013	91,430	$287,913	14,026	$(1,799,665)	(86,380)	$405,261	19,076
Class B	33,445	1,603	6,245	306	(90,376)	(4,364)	(50,686)	(2,455)
Class C	198,116	9,580	24,773	1,223	(239,003)	(11,634)	(16,114)	(831)
Class F-1	467,337	22,480	47,788	2,340	(461,411)	(22,282)	53,714	2,538
Class F-2	182,636	8,751	17,553	856	(130,422)	(6,270)	69,767	3,337
Class 529-A	97,684	4,662	12,349	600	(48,882)	(2,341)	61,151	2,921
Class 529-B	3,677	176	592	29	(6,986)	(337)	(2,717)	(132)
Class 529-C	49,281	2,375	4,949	243	(29,733)	(1,435)	24,497	1,183
Class 529-E	5,037	242	619	30	(2,729)	(131)	2,927	141
Class 529-F-1	10,395	500	1,165	57	(5,504)	(264)	6,056	293
Class R-1	6,698	323	659	32	(7,434)	(360)	(77)	(5)
Class R-2	74,317	3,581	5,633	277	(62,703)	(3,028)	17,247	830
Class R-3	97,101	4,651	7,036	343	(82,817)	(3,970)	21,320	1,024
Class R-4	55,164	2,639	4,510	220	(53,043)	(2,544)	6,631	315
Class R-5	97,167	4,626	6,364	310	(70,587)	(3,375)	32,944	1,561
Class R-6	88,127	4,222	11,091	539	(31,490)	(1,497)	67,728	3,264
Total net increase (decrease)	$3,383,195	161,841	$439,239	21,431	$(3,122,785)	(150,212)	$699,649	33,060

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,130,642,000 and $6,141,120,000, respectively, during the six months ended March 31, 2012.
9.	Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

As of March 31, 2012, the fund had open forward currency contracts to purchase or sell currencies, as shown in the following table. The average notional amount of open forward currency contracts was $1,868,296,000 over the prior 12-month period.

				(amounts in thousands)
			Contract amount		Unrealized (depreciation)
	Settlement date	Counterparty	Receive	Deliver	appreciation at 3/31/2012

Purchases:
Japanese yen	4/4/2012	UBS AG	¥1,049,136	$13,483	US$(380)
Japanese yen	4/4/2012	Bank of New York Mellon	¥9,040,000	$112,494	(3,272)
Japanese yen	4/5/2012	UBS AG	¥1,987,454	$24,818	(806)
Japanese yen	4/11/2012	Barclays Bank PLC	¥1,919,396	$23,679	(487)
Japanese yen	4/12/2012	Bank of New York Mellon	¥2,076,682	$25,482	(390)
Japanese yen	4/23/2012	Citibank	¥3,872,030	$46,441	350
Japanese yen	4/27/2012	HSBC Bank	¥8,284,500	$100,018	98
					US$(4,887)

Sales:
British pounds	4/5/2012	HSBC Bank	$50,563	£31,960	(554)
British pounds	4/12/2012	Barclays Bank PLC	$8,641	£5,500	(155)
British pounds	4/19/2012	Bank of New York Mellon	$13,443	£8,600	(310)
British pounds	4/20/2012	UBS AG	$3,029	£1,925	(50)
British pounds	4/23/2012	JPMorgan Chase	€6,618	£5,510	15
British pounds	4/23/2012	JPMorgan Chase	$2,061	£1,300	(18)
British pounds	4/26/2012	UBS AG	€46,888	£39,350	(388)
British pounds	4/30/2012	JPMorgan Chase	$3,192	£2,000	(6)
British pounds	5/2/2012	HSBC Bank	$1,986	£1,250	(13)
British pounds	5/10/2012	UBS AG	$14,484	£9,075	(28)
Euros	4/4/2012	JPMorgan Chase	$11,318	€8,500	(19)
Euros	4/5/2012	Citibank	$20,019	€15,100	(128)
Euros	4/12/2012	Bank of New York Mellon	¥2,095,249	€19,380	(532)
Euros	4/13/2012	JPMorgan Chase	$139,940	€105,750	(1,107)
Euros	4/13/2012	HSBC Bank	$39,668	€30,000	(345)
Euros	4/16/2012	JPMorgan Chase	$65,303	€50,150	(1,586)
Euros	4/18/2012	JPMorgan Chase	$57,362	€43,720	(952)
Euros	4/19/2012	UBS AG	¥842,255	€7,790	(213)
Euros	4/19/2012	Bank of New York Mellon	$10,060	€7,675	(177)
Euros	4/19/2012	JPMorgan Chase	$26,115	€20,000	(561)
Euros	4/23/2012	UBS AG	$76,240	€57,750	(789)
Euros	4/26/2012	UBS AG	$16,222	€12,250	(112)
Euros	4/27/2012	HSBC Bank	$4,787	€3,600	(15)
Euros	4/30/2012	Citibank	$665	€500	(2)
Euros	5/4/2012	JPMorgan Chase	$38,642	€29,055	(115)
Euros	5/9/2012	Bank of New York Mellon	¥3,122,905	€28,300	(7)
Japanese yen	4/19/2012	JPMorgan Chase	$3,774	¥315,000	(32)
Swedish kronor	4/12/2012	Barclays Bank PLC	$8,222	SKr55,885	(220)
Swedish kronor	4/20/2012	Barclays Bank PLC	$25,337	SKr171,065	(498)
Swedish kronor	4/20/2012	Barclays Bank PLC	$4,415	SKr29,935	(105)
					US$(9,022)

Forward currency contracts - net					US$(13,909)

Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(3)		Ratio of net income to average net assets(3)

Class A:	Six months ended 3/31/2012(4)(5)	$20.48	$.28	$.46	$.74	$(.31)	$-	$(.31)	$20.91	3.65%	$8,057	.89	%(6)	.89	%(6)	2.72	%(6)
	Year ended 9/30/2011	21.03	.68	(.41)	.27	(.82)	-	(.82)	20.48	1.32	7,868	.87		.87		3.26
	Year ended 9/30/2010	20.28	.71	.80	1.51	(.76)	-	(.76)	21.03	7.63	7,679	.88		.88		3.52
	Year ended 9/30/2009	18.88	.74	1.65	2.39	(.99)	-	(.99)	20.28	13.17	6,364	.87		.86		4.00
	Year ended 9/30/2008	20.17	.87	(1.05)	(.18)	(1.05)	(.06)	(1.11)	18.88	(1.06)	6,190	.90		.86		4.31
	Year ended 9/30/2007	18.93	.84	1.04	1.88	(.64)	-	(.64)	20.17	10.14	3,569	.98		.93		4.32

Class B:	Six months ended 3/31/2012(4)(5)	20.35	.20	.47	.67	(.23)	-	(.23)	20.79	3.31	161	1.65	(6)	1.65	(6)	1.96	(6)
	Year ended 9/30/2011	20.89	.52	(.41)	.11	(.65)	-	(.65)	20.35	.56	186	1.64		1.64		2.49
	Year ended 9/30/2010	20.15	.56	.78	1.34	(.60)	-	(.60)	20.89	6.79	242	1.64		1.64		2.76
	Year ended 9/30/2009	18.73	.59	1.63	2.22	(.80)	-	(.80)	20.15	12.23	260	1.68		1.66		3.20
	Year ended 9/30/2008	20.02	.71	(1.03)	(.32)	(.91)	(.06)	(.97)	18.73	(1.78)	291	1.64		1.60		3.56
	Year ended 9/30/2007	18.79	.69	1.04	1.73	(.50)	-	(.50)	20.02	9.38	156	1.71		1.66		3.59

Class C:	Six months ended 3/31/2012(4)(5)	20.21	.20	.46	.66	(.23)	-	(.23)	20.64	3.29	816	1.68	(6)	1.68	(6)	1.93	(6)
	Year ended 9/30/2011	20.77	.51	(.42)	.09	(.65)	-	(.65)	20.21	.48	822	1.66		1.66		2.47
	Year ended 9/30/2010	20.04	.54	.79	1.33	(.60)	-	(.60)	20.77	6.79	862	1.67		1.67		2.73
	Year ended 9/30/2009	18.63	.58	1.62	2.20	(.79)	-	(.79)	20.04	12.23	721	1.70		1.68		3.17
	Year ended 9/30/2008	19.92	.70	(1.03)	(.33)	(.90)	(.06)	(.96)	18.63	(1.81)	730	1.69		1.64		3.52
	Year ended 9/30/2007	18.71	.68	1.03	1.71	(.50)	-	(.50)	19.92	9.31	400	1.74		1.69		3.56

Class F-1:	Six months ended 3/31/2012(4)(5)	20.37	.28	.46	.74	(.31)	-	(.31)	20.80	3.68	1,375	.88	(6)	.88	(6)	2.73	(6)
	Year ended 9/30/2011	20.92	.67	(.41)	.26	(.81)	-	(.81)	20.37	1.31	1,324	.89		.89		3.24
	Year ended 9/30/2010	20.18	.71	.78	1.49	(.75)	-	(.75)	20.92	7.61	1,307	.88		.88		3.51
	Year ended 9/30/2009	18.79	.74	1.63	2.37	(.98)	-	(.98)	20.18	13.12	1,212	.90		.89		3.98
	Year ended 9/30/2008	20.08	.87	(1.05)	(.18)	(1.05)	(.06)	(1.11)	18.79	(1.03)	1,521	.89		.84		4.33
	Year ended 9/30/2007	18.85	.85	1.03	1.88	(.65)	-	(.65)	20.08	10.18	977	.92		.87		4.38

Class F-2:	Six months ended 3/31/2012(4)(5)	20.45	.31	.47	.78	(.34)	-	(.34)	20.89	3.84	623	.64	(6)	.64	(6)	2.96	(6)
	Year ended 9/30/2011	21.01	.73	(.42)	.31	(.87)	-	(.87)	20.45	1.52	524	.63		.63		3.50
	Year ended 9/30/2010	20.25	.76	.81	1.57	(.81)	-	(.81)	21.01	7.97	468	.62		.62		3.77
	Year ended 9/30/2009	18.89	.78	1.64	2.42	(1.06)	-	(1.06)	20.25	13.35	325	.66		.66		4.08
	Period from 8/1/2008 to 9/30/2008(4)	20.05	.13	(1.29)	(1.16)	-	-	-	18.89	(5.79)	28	.11		.10		.71

Class 529-A:	Six months ended 3/31/2012(4)(5)	20.53	.28	.47	.75	(.31)	-	(.31)	20.97	3.66	379	.96	(6)	.96	(6)	2.64	(6)
	Year ended 9/30/2011	21.08	.67	(.41)	.26	(.81)	-	(.81)	20.53	1.26	344	.93		.93		3.19
	Year ended 9/30/2010	20.32	.70	.81	1.51	(.75)	-	(.75)	21.08	7.62	292	.93		.93		3.46
	Year ended 9/30/2009	18.93	.73	1.64	2.37	(.98)	-	(.98)	20.32	13.02	200	.94		.93		3.92
	Year ended 9/30/2008	20.21	.86	(1.04)	(.18)	(1.04)	(.06)	(1.10)	18.93	(1.03)	158	.93		.88		4.29
	Year ended 9/30/2007	18.97	.83	1.04	1.87	(.63)	-	(.63)	20.21	10.09	93	1.00		.95		4.30

Class 529-B:	Six months ended 3/31/2012(4)(5)	20.41	.19	.47	.66	(.22)	-	(.22)	20.85	3.23	16	1.77	(6)	1.77	(6)	1.84	(6)
	Year ended 9/30/2011	20.95	.50	(.41)	.09	(.63)	-	(.63)	20.41	.46	18	1.74		1.74		2.39
	Year ended 9/30/2010	20.21	.54	.78	1.32	(.58)	-	(.58)	20.95	6.69	22	1.74		1.74		2.66
	Year ended 9/30/2009	18.78	.57	1.64	2.21	(.78)	-	(.78)	20.21	12.16	20	1.77		1.76		3.09
	Year ended 9/30/2008	20.07	.69	(1.04)	(.35)	(.88)	(.06)	(.94)	18.78	(1.91)	18	1.76		1.71		3.46
	Year ended 9/30/2007	18.84	.67	1.04	1.71	(.48)	-	(.48)	20.07	9.25	11	1.82		1.77		3.47

Class 529-C:	Six months ended 3/31/2012(4)(5)	20.35	.19	.47	.66	(.22)	-	(.22)	20.79	3.28	179	1.76	(6)	1.76	(6)	1.85	(6)
	Year ended 9/30/2011	20.91	.50	(.42)	.08	(.64)	-	(.64)	20.35	.42	168	1.73		1.73		2.39
	Year ended 9/30/2010	20.17	.54	.79	1.33	(.59)	-	(.59)	20.91	6.75	148	1.73		1.73		2.66
	Year ended 9/30/2009	18.76	.58	1.62	2.20	(.79)	-	(.79)	20.17	12.09	104	1.77		1.76		3.09
	Year ended 9/30/2008	20.05	.69	(1.03)	(.34)	(.89)	(.06)	(.95)	18.76	(1.87)	83	1.75		1.70		3.47
	Year ended 9/30/2007	18.83	.67	1.04	1.71	(.49)	-	(.49)	20.05	9.23	45	1.81		1.76		3.49

Class 529-E:	Six months ended 3/31/2012(4)(5)	$20.42	$.25	$.46	$.71	$(.28)	$-	$(.28)	$20.85	3.50%	$20	1.21	%(6)	1.21	%(6)	2.39	%(6)
	Year ended 9/30/2011	20.97	.61	(.41)	.20	(.75)	-	(.75)	20.42	.98	18	1.21		1.21		2.91
	Year ended 9/30/2010	20.22	.64	.80	1.44	(.69)	-	(.69)	20.97	7.30	16	1.22		1.22		3.17
	Year ended 9/30/2009	18.82	.67	1.64	2.31	(.91)	-	(.91)	20.22	12.71	11	1.26		1.24		3.60
	Year ended 9/30/2008	20.11	.80	(1.05)	(.25)	(.98)	(.06)	(1.04)	18.82	(1.38)	9	1.24		1.19		3.98
	Year ended 9/30/2007	18.88	.77	1.04	1.81	(.58)	-	(.58)	20.11	9.77	5	1.30		1.25		4.00

Class 529-F-1:	Six months ended 3/31/2012(4)(5)	20.42	.30	.47	.77	(.33)	-	(.33)	20.86	3.79	34	.75	(6)	.75	(6)	2.85	(6)
	Year ended 9/30/2011	20.98	.71	(.42)	.29	(.85)	-	(.85)	20.42	1.42	31	.73		.73		3.40
	Year ended 9/30/2010	20.23	.74	.80	1.54	(.79)	-	(.79)	20.98	7.82	25	.72		.72		3.67
	Year ended 9/30/2009	18.85	.76	1.64	2.40	(1.02)	-	(1.02)	20.23	13.27	18	.76		.75		4.10
	Year ended 9/30/2008	20.14	.90	(1.05)	(.15)	(1.08)	(.06)	(1.14)	18.85	(.89)	14	.73		.69		4.49
	Year ended 9/30/2007	18.90	.87	1.04	1.91	(.67)	-	(.67)	20.14	10.33	9	.80		.75		4.51

Class R-1:	Six months ended 3/31/2012(4)(5)	20.33	.20	.47	.67	(.23)	-	(.23)	20.77	3.34	22	1.64	(6)	1.64	(6)	1.97	(6)
	Year ended 9/30/2011	20.89	.51	(.42)	.09	(.65)	-	(.65)	20.33	.47	21	1.66		1.66		2.47
	Year ended 9/30/2010	20.15	.55	.79	1.34	(.60)	-	(.60)	20.89	6.80	21	1.67		1.67		2.72
	Year ended 9/30/2009	18.74	.59	1.62	2.21	(.80)	-	(.80)	20.15	12.20	17	1.69		1.68		3.17
	Year ended 9/30/2008	20.03	.71	(1.03)	(.32)	(.91)	(.06)	(.97)	18.74	(1.77)	16	1.67		1.62		3.55
	Year ended 9/30/2007	18.82	.68	1.04	1.72	(.51)	-	(.51)	20.03	9.30	9	1.78		1.71		3.56

Class R-2:	Six months ended 3/31/2012(4)(5)	20.33	.20	.47	.67	(.23)	-	(.23)	20.77	3.33	189	1.65	(6)	1.65	(6)	1.95	(6)
	Year ended 9/30/2011	20.89	.52	(.42)	.10	(.66)	-	(.66)	20.33	.50	185	1.72		1.64		2.48
	Year ended 9/30/2010	20.15	.55	.79	1.34	(.60)	-	(.60)	20.89	6.83	173	1.73		1.65		2.74
	Year ended 9/30/2009	18.74	.59	1.62	2.21	(.80)	-	(.80)	20.15	12.22	130	1.83		1.66		3.18
	Year ended 9/30/2008	20.03	.71	(1.04)	(.33)	(.90)	(.06)	(.96)	18.74	(1.81)	105	1.81		1.63		3.55
	Year ended 9/30/2007	18.81	.69	1.04	1.73	(.51)	-	(.51)	20.03	9.34	65	1.96		1.67		3.58

Class R-3:	Six months ended 3/31/2012(4)(5)	20.45	.25	.47	.72	(.28)	-	(.28)	20.89	3.53	196	1.21	(6)	1.21	(6)	2.40	(6)
	Year ended 9/30/2011	21.00	.61	(.41)	.20	(.75)	-	(.75)	20.45	.98	202	1.21		1.21		2.92
	Year ended 9/30/2010	20.25	.64	.80	1.44	(.69)	-	(.69)	21.00	7.28	186	1.22		1.22		3.17
	Year ended 9/30/2009	18.85	.67	1.63	2.30	(.90)	-	(.90)	20.25	12.67	144	1.25		1.24		3.61
	Year ended 9/30/2008	20.13	.80	(1.04)	(.24)	(.98)	(.06)	(1.04)	18.85	(1.33)	122	1.24		1.19		3.98
	Year ended 9/30/2007	18.90	.77	1.04	1.81	(.58)	-	(.58)	20.13	9.74	73	1.31		1.26		4.00

Class R-4:	Six months ended 3/31/2012(4)(5)	20.46	.28	.47	.75	(.31)	-	(.31)	20.90	3.71	119	.87	(6)	.87	(6)	2.73	(6)
	Year ended 9/30/2011	21.02	.68	(.42)	.26	(.82)	-	(.82)	20.46	1.26	117	.88		.88		3.25
	Year ended 9/30/2010	20.26	.71	.80	1.51	(.75)	-	(.75)	21.02	7.68	114	.89		.89		3.51
	Year ended 9/30/2009	18.88	.74	1.63	2.37	(.99)	-	(.99)	20.26	13.04	94	.91		.90		3.95
	Year ended 9/30/2008	20.16	.86	(1.03)	(.17)	(1.05)	(.06)	(1.11)	18.88	(1.01)	71	.91		.86		4.31
	Year ended 9/30/2007	18.92	.84	1.04	1.88	(.64)	-	(.64)	20.16	10.08	32	.98		.93		4.34

Class R-5:	Six months ended 3/31/2012(4)(5)	20.49	.31	.47	.78	(.34)	-	(.34)	20.93	3.86	200	.58	(6)	.58	(6)	3.03	(6)
	Year ended 9/30/2011	21.04	.74	(.41)	.33	(.88)	-	(.88)	20.49	1.61	174	.58		.58		3.55
	Year ended 9/30/2010	20.29	.77	.79	1.56	(.81)	-	(.81)	21.04	7.93	146	.59		.59		3.80
	Year ended 9/30/2009	18.91	.79	1.64	2.43	(1.05)	-	(1.05)	20.29	13.40	110	.61		.60		4.31
	Year ended 9/30/2008	20.19	.93	(1.04)	(.11)	(1.11)	(.06)	(1.17)	18.91	(.71)	215	.61		.56		4.62
	Year ended 9/30/2007	18.95	.90	1.03	1.93	(.69)	-	(.69)	20.19	10.43	115	.67		.62		4.65

Class R-6:	Six months ended 3/31/2012(4)(5)	20.48	.32	.47	.79	(.35)	-	(.35)	20.92	3.89	319	.53	(6)	.53	(6)	3.08	(6)
	Year ended 9/30/2011	21.03	.75	(.41)	.34	(.89)	-	(.89)	20.48	1.62	280	.53		.53		3.60
	Year ended 9/30/2010	20.28	.78	.79	1.57	(.82)	-	(.82)	21.03	8.04	218	.54		.54		3.85
	Period from 5/1/2009 to 9/30/2009(4)	18.28	.33	2.06	2.39	(.39)	-	(.39)	20.28	13.16	129	.24		.24		1.71

	Six months ended March 31,	Year ended September 30
	2012(4)(5)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	60%	95%	80%	106%	87%	76%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
        unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2011, through March 31, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 10/1/2011	Ending account value 3/31/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,036.51	$4.53	.89%
Class A -- assumed 5% return	1,000.00	1,020.55	4.50	.89
Class B -- actual return	1,000.00	1,033.06	8.39	1.65
Class B -- assumed 5% return	1,000.00	1,016.75	8.32	1.65
Class C -- actual return	1,000.00	1,032.89	8.54	1.68
Class C -- assumed 5% return	1,000.00	1,016.60	8.47	1.68
Class F-1 -- actual return	1,000.00	1,036.80	4.48	.88
Class F-1 -- assumed 5% return	1,000.00	1,020.60	4.45	.88
Class F-2 -- actual return	1,000.00	1,038.40	3.26	.64
Class F-2 -- assumed 5% return	1,000.00	1,021.80	3.23	.64
Class 529-A -- actual return	1,000.00	1,036.59	4.89	.96
Class 529-A -- assumed 5% return	1,000.00	1,020.20	4.85	.96
Class 529-B -- actual return	1,000.00	1,032.30	8.99	1.77
Class 529-B -- assumed 5% return	1,000.00	1,016.15	8.92	1.77
Class 529-C -- actual return	1,000.00	1,032.81	8.94	1.76
Class 529-C -- assumed 5% return	1,000.00	1,016.20	8.87	1.76
Class 529-E -- actual return	1,000.00	1,035.01	6.16	1.21
Class 529-E -- assumed 5% return	1,000.00	1,018.95	6.11	1.21
Class 529-F-1 -- actual return	1,000.00	1,037.87	3.82	.75
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.25	3.79	.75
Class R-1 -- actual return	1,000.00	1,033.37	8.34	1.64
Class R-1 -- assumed 5% return	1,000.00	1,016.80	8.27	1.64
Class R-2 -- actual return	1,000.00	1,033.31	8.39	1.65
Class R-2 -- assumed 5% return	1,000.00	1,016.75	8.32	1.65
Class R-3 -- actual return	1,000.00	1,035.33	6.16	1.21
Class R-3 -- assumed 5% return	1,000.00	1,018.95	6.11	1.21
Class R-4 -- actual return	1,000.00	1,037.12	4.43	.87
Class R-4 -- assumed 5% return	1,000.00	1,020.65	4.39	.87
Class R-5 -- actual return	1,000.00	1,038.59	2.96	.58
Class R-5 -- assumed 5% return	1,000.00	1,022.10	2.93	.58
Class R-6 -- actual return	1,000.00	1,038.87	2.70	.53
Class R-6 -- assumed 5% return	1,000.00	1,022.35	2.68	.53

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2013. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing over the long term a high level of total return consistent with prudent investment management. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2012, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1 As of 12/31/11.
2 Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3 Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage Fund®
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-931-0512P

Litho in USA WG/RRD/8098-S28736

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio

March 31, 2012
unaudited

Bonds & notes — 93.01%	Principal amount (000)	Value (000)

EUROS — 16.29%
German Government 1.75% 2013	€39,500	US$ 53,683
German Government 2.25% 20131	9,679	13,737
German Government, Series 3, 3.75% 2013	23,650	32,957
German Government 4.25% 2014	26,230	38,130
German Government, Series 4, 3.75% 2015	6,000	8,755
German Government 1.50% 20161	45,504	69,048
German Government, Series 159, 2.00% 2016	69,470	97,841
German Government, Series 6, 4.00% 2016	19,225	29,241
German Government, Series 6, 3.75% 2017	7,175	10,899
German Government 4.25% 2017	42,250	66,023
German Government, Series 7, 4.00% 2018	70,125	109,036
German Government 1.75% 20201	37,877	60,569
German Government 3.00% 2020	8,500	12,633
German Government 2.25% 2021	46,430	64,583
German Government 2.00% 2022	3,600	4,888
German Government 6.25% 2024	24,646	47,202
German Government 6.25% 2030	8,810	18,036
German Government, Series 00, 5.50% 2031	15,275	29,377
German Government, Series 8, 4.75% 2040	2,150	4,181
German Government 3.25% 2042	8,365	13,040
Netherlands Government Eurobond 4.25% 2013	34,000	47,680
Netherlands Government Eurobond 4.50% 2017	25,530	39,340
Netherlands Government Eurobond 4.00% 2018	6,535	9,926
Netherlands Government Eurobond 3.50% 2020	17,455	25,804
Netherlands Government Eurobond 3.75% 2042	12,500	20,338
Italian Government 3.75% 2013	15,075	20,462
Italian Government 4.25% 2014	18,000	24,609
Italian Government 3.75% 2016	69,050	92,204
Belgium (Kingdom of), Series 49, 4.00% 2017	77,875	111,591
Belgium (Kingdom of), Series 40, 5.50% 2017	11,975	18,322
Austrian Government, Series 2, 4.65% 2018	71,675	109,539
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20132	25,500	35,065
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20162	28,800	42,530
Irish Government 5.00% 2013	8,000	10,749
Irish Government 4.00% 2014	10,000	13,243
Irish Government 5.90% 2019	10,000	12,757
Irish Government 5.00% 2020	26,500	31,159
Barclays Bank PLC 4.00% 20192	17,900	25,940
Barclays Bank PLC 6.00% 2021	11,975	14,845
Spanish Government 3.25% 2016	14,530	18,957
Spanish Government 5.50% 2021	13,820	18,735
Royal Bank of Scotland PLC 6.00% 2013	960	1,312
Royal Bank of Scotland PLC 4.875% 2017	1,500	2,079
Royal Bank of Scotland PLC 6.934% 2018	17,860	22,415
Royal Bank of Scotland Group PLC 5.50% 2020	5,750	7,878
Koninklijke KPN NV 3.75% 2020	17,600	23,775
Koninklijke KPN NV 4.50% 2021	5,800	8,167
Zurich Finance (USA), Inc., Series 6, 5.75% 20233	16,612	22,554
Zurich Finance (USA), Inc., Series 9, 4.50% 20253	750	1,013
Aviva PLC, junior subordinated 5.70% (undated)3	20,040	22,424
Standard Chartered PLC 3.625% 2015	2,500	3,533
Standard Chartered Bank 5.875% 2017	13,000	18,640
HSBC Holdings PLC 6.00% 2019	10,975	16,165
HSBC Bank PLC 4.00% 2021	2,500	3,580
Veolia Environnement 4.375% 2017	5,200	7,549
Veolia Environnement 6.125% 2033	7,915	12,181
Hungarian Government 5.75% 2018	7,500	8,824
Hungarian Government 6.00% 2019	8,750	10,337
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft 6.00% 20413	9,000	11,920
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft, junior subordinated 5.767% (undated)3	5,350	6,529
Schering-Plough Corp. 5.375% 2014	11,655	17,135
KfW 4.375% 2013	11,875	16,780
Assicurazioni Generali SpA. 6.90% 20223	12,423	16,569
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	10,500	14,494
Volvo Treasury AB 5.00% 2017	9,440	14,095
National Grid Transco PLC 5.00% 2018	3,275	4,992
National Grid Transco PLC 4.375% 2020	6,000	8,874
Daimler AG, Series 6, 4.125% 2017	9,350	13,681
Merrill Lynch & Co., Inc. 4.625% 2018	9,600	11,938
AT&T Inc. 6.125% 2015	7,500	11,410
HBOS PLC 4.375% 20193	885	909
Lloyds TSB Bank PLC 6.50% 2020	8,400	9,810
Iberdrola Finanzas, SAU 7.50% 2015	7,000	10,667
Canadian Government 3.50% 2020	7,000	10,656
Anheuser-Busch InBev NV 8.625% 2017	5,730	10,016
BMW Group 3.875% 2017	6,900	9,947
Wal-Mart Stores, Inc. 4.875% 2029	6,000	9,610
Roche Holdings, Inc. 5.625% 2016	5,900	9,120
Finland (Republic of) 3.875% 2017	5,890	8,848
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	6,510	8,752
Skandinaviska Enskilda 5.50% 2014	4,000	5,770
Skandinaviska Enskilda 4.25% 2018	2,000	2,866
Commerzbank AG, Series 774, 7.75% 2021	6,900	8,227
Bank Nederlandse Gemeenten 3.75% 2014	5,560	7,828
UBS AG 6.00% 2018	4,500	6,972
Deutsche Telekom International Finance BV 7.50% 2033	3,375	6,347
Telecom Italia SpA 7.75% 2033	4,500	6,332
Northern Rock PLC, Series 7, 4.125% 20172	4,000	5,574
FCE Bank PLC 7.125% 2013	4,000	5,542
Scottish and Southern Energy PLC 6.125% 2013	3,500	4,982
France Télécom 5.625% 2018	3,000	4,727
Bouygues SA 4.375% 2014	3,195	4,553
Imperial Tobacco Finance PLC 8.375% 2016	2,775	4,517
Rodamco Europe Finance BV, Series 5, 3.75% 2012	3,030	4,111
Novartis Finance SA, 4.25% 2016	2,500	3,739
Centrica plc 7.125% 2013	2,500	3,657
Gas Natural SGD, SA 4.125% 2018	2,750	3,651
GlaxoSmithKline Capital PLC 5.125% 2012	2,500	3,436
CRH Finance BV 7.375% 20143	2,125	3,157
Anglian Water Services Financing PLC 4.625% 2013	2,250	3,152
Delhaize Group 5.625% 2014	2,000	2,856
Bulgaria (Republic of) 7.50% 2013	1,638	2,279
Bulgaria (Republic of) 7.50% 2013	250	348
Red Eléctrica Financiaciones, SAU 4.75% 2018	1,800	2,599
AXA SA 4.50% 2015	1,350	1,936
Banque Centrale de Tunisie 6.25% 2013	1,350	1,835
Wind Acquisition SA 7.375% 2018	925	1,150
Nara Cable Funding Ltd. 8.875% 2018	850	1,054
		2,070,029

JAPANESE YEN — 10.35%
Japanese Government, Series 248, 0.70% 2013	¥2,050,000	24,906
Japanese Government, Class 4, 0.50% 20151	1,337,980	16,136
Japanese Government, Series 269, 1.30% 2015	27,597,450	344,599
Japanese Government, Series 284, 1.70% 2016	9,408,700	121,155
Japanese Government, Series 281, 2.00% 2016	2,465,000	31,962
Japanese Government, Series 14, 1.20% 20171	4,243,675	54,548
Japanese Government, Series 12, 1.20% 20171	1,212,420	15,474
Japanese Government, Series 288, 1.70% 2017	795,000	10,292
Japanese Government, Series 296, 1.50% 2018	3,781,850	48,501
Japanese Government, Series 299, 1.30% 2019	19,102,500	241,934
Japanese Government, Series 310, 1.00% 2020	21,554,650	264,592
Japanese Government, Series 315, 1.20% 2021	2,165,000	26,845
Japanese Government, Series 21, 2.30% 2035	6,760,000	88,781
Japanese Government 2.40% 2038	1,218,950	16,268
European Investment Bank 1.40% 2017	721,700	9,157
		1,315,150

MEXICAN PESOS — 3.77%
United Mexican States Government, Series M, 7.50% 2012	MXN755,000	59,540
United Mexican States Government, Series M, 7.00% 2014	302,500	24,843
United Mexican States Government, Series MI10, 9.50% 2014	285,000	24,878
United Mexican States Government, Series M10, 8.00% 2015	142,500	12,213
United Mexican States Government, Series M10, 7.25% 2016	564,500	47,762
United Mexican States Government 5.00% 20161	65,525	5,881
United Mexican States Government, Series M10, 7.75% 2017	707,900	61,565
United Mexican States Government 3.50% 20171	61,313	5,284
United Mexican States Government 4.00% 20191	70,206	6,280
United Mexican States Government, Series M, 8.00% 2020	570,000	50,467
United Mexican States Government, Series M, 6.50% 2021	962,500	77,109
United Mexican States Government, Series M20, 10.00% 2024	200,400	20,513
United Mexican States Government, Series M30, 10.00% 2036	697,000	69,979
United Mexican States Government 4.00% 20401	140,411	11,818
América Móvil, SAB de CV 8.46% 2036	15,000	1,146
		479,278

SOUTH KOREAN WON — 3.35%
South Korean Government, Series 1303, 5.25% 2013	KRW133,328,530	119,643
South Korean Government, Series 1406, 3.50% 2014	18,120,000	15,997
South Korean Government 4.25% 2014	41,330,000	37,101
South Korean Government 4.75% 2014	24,510,000	22,142
South Korean Government 5.00% 2014	79,326,500	72,423
South Korean Government, Series 1503, 4.50% 2015	10,349,000	9,373
South Korean Government 5.25% 2015	65,801,860	61,096
South Korean Government 5.50% 2017	60,243,100	57,693
South Korean Government 5.75% 2018	12,650,000	12,392
South Korean Government 4.00% 2031	20,100,000	17,839
		425,699

BRITISH POUNDS — 3.17%
United Kingdom 2.50% 20131	£5,036	8,669
United Kingdom 2.00% 2016	4,610	7,712
United Kingdom 2.50% 20161	6,354	12,158
United Kingdom 3.75% 2019	45,965	84,312
United Kingdom 3.75% 2020	25,360	46,441
United Kingdom 4.75% 2020	7,885	15,403
United Kingdom 2.50% 20201	3,792	7,965
United Kingdom 5.00% 2025	4,000	8,130
United Kingdom 4.75% 2030	14,870	29,453
United Kingdom 4.125% 20301	4,283	12,253
United Kingdom 0.625% 20401	6,666	12,469
United Kingdom 4.25% 2040	26,270	48,928
RSA Insurance Group PLC 9.375% 20393	1,733	3,264
RSA Insurance Group PLC 8.50% (undated)3	20,059	33,929
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	12,600	20,780
France Télécom 5.00% 2016	9,450	16,610
Virgin Media Secured Finance PLC 5.50% 2021	4,000	6,750
BNP Paribas 3.50% 2016	3,488	5,616
Tesco PLC 5.50% 2033	2,640	4,561
Generali Finance BV 6.214% (undated)3	3,200	3,634
UBS AG 6.625% 2018	1,750	3,214
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20392,4	2,400	3,100
Time Warner Cable Inc. 5.75% 2031	1,375	2,391
CRH Group Funding LTD and CRH Finance (U.K.) PLC 8.25% 2015	1,225	2,254
Wal-Mart Stores, Inc. 5.625% 2034	950	1,848
General Electric Capital Corp. 5.625% 2031	750	1,277
		403,121

POLISH ZLOTY — 2.86%
Polish Government, Series 0414, 5.75% 2014	PLN527,125	173,396
Polish Government, Series 1017, 5.25% 2017	535,430	174,426
Polish Government, Series 1020, 5.25% 2020	37,900	12,057
Polish Government, Series 1021, 5.75% 2021	10,000	3,283
		363,162

SWEDISH KRONOR — 2.76%
Swedish Government, Series 124, 4.00% 20122	SKr 172,000	26,011
Swedish Government, Series 1041, 6.75% 2014	123,430	20,743
Swedish Government 3.50% 20151	153,270	26,157
Swedish Government, Series 1049, 4.50% 2015	1,150,850	191,560
Swedish Government, Series 1047, 5.00% 2020	142,540	26,856
Swedish Government 4.00% 20201	79,153	15,781
Swedish Government, Series 3104, 3.50% 20281	122,701	27,461
Nordea Hypotek AB 4.00% 20122	60,000	9,113
Nordea Hypotek AB 4.00% 20142	45,800	7,180
		350,862

SINGAPORE DOLLARS — 1.75%
Singapore (Republic of) 1.625% 2013	$ S 58,350	47,091
Singapore (Republic of) 3.75% 2016	154,460	140,616
Singapore (Republic of) 3.25% 2020	38,400	34,564
		222,271

MALAYSIAN RINGGITS — 1.67%
Malaysian Government, Series 0204, 5.094% 2014	MYR234,750	79,655
Malaysian Government, Series 0409, 3.741% 2015	23,200	7,685
Malaysian Government, Series 0207, 3.814% 2017	159,605	53,094
Malaysian Government, Series 0210, 4.012% 2017	178,345	59,839
Malaysian Government, Series 0203, 4.24% 2018	35,000	11,876
		212,149

CANADIAN DOLLARS — 1.31%
Canadian Government 2.00% 2014	$ C13,000	13,288
Canadian Government 2.00% 2014	5,000	5,091
Canadian Government 4.50% 2015	21,450	23,610
Canadian Government 4.25% 2018	2,000	2,305
Canadian Government 3.25% 2021	23,360	25,701
Canadian Government 4.25% 20211	6,386	9,067
Canada Housing Trust 4.10% 2018	1,500	1,682
Canada Housing Trust 3.35% 2020	23,000	24,619
Province of Ontario, Series HC, 9.50% 2022	2,000	3,115
Province of Ontario 4.60% 2039	9,500	11,124
Province of Manitoba 4.25% 2018	8,500	9,436
Province de Québec 5.25% 2013	2,000	2,122
Province de Québec 9.375% 2023	2,000	3,117
Hydro One Inc. 5.49% 2040	4,000	5,033
Canadian Imperial Bank 5.00% 2012	4,000	4,075
Rogers Communications Inc. 5.80% 2016	3,500	3,948
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	1,500	2,159
Bank of Nova Scotia 5.04% 2013	2,000	2,082
Toronto-Dominion Bank 4.854% 2013	2,000	2,067
Wells Fargo & Co. 6.05% 2012	2,000	2,043
GE Capital Canada Funding Co., Series A, 5.29% 2012	2,000	2,035
Thomson Reuters Corp. 5.70% 2015	1,750	1,956
Bank of Montreal 5.18% 2015	1,750	1,921
Royal Bank of Canada 5.20% 2012	1,750	1,780
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,332
Province of New Brunswick 6.75% 2017	750	918
		165,626

HUNGARIAN FORINTS — 1.29%
Hungarian Government, Series 15/A, 8.00% 2015	HUF 831,040	3,710
Hungarian Government, Series 17/B, 6.75% 2017	15,237,250	63,634
Hungarian Government, Series 17/A, 6.75% 2017	11,138,500	45,962
Hungarian Government, Series 19/A, 6.50% 2019	2,534,600	10,060
Hungarian Government, Series 20A, 7.50% 2020	1,000,000	4,141
Hungarian Government, Series 22A, 7.00% 2022	9,378,480	37,044
		164,551

ISRAELI SHEKELS — 1.04%
Israeli Government 4.50% 2015	ILS 78,740	22,045
Israeli Government 5.00% 20151	27,270	8,520
Israeli Government, Series 2683, 6.50% 2016	15,400	4,612
Israeli Government 5.50% 2017	333,595	97,126
		132,303

BRAZILIAN REAIS — 0.89%
Brazil (Federal Republic of) 6.00% 20121	BRL19,069	10,605
Brazil (Federal Republic of) 6.00% 20151	10,431	6,135
Brazil (Federal Republic of) 10.00% 2017	79,430	42,382
Brazil (Federal Republic of) 6.00% 20171	43,781	26,028
Brazil (Federal Republic of) 10.00% 2021	10,000	5,154
Brazil (Federal Republic of) Global 10.25% 2028	11,120	7,310
Brazil (Federal Republic of) 6.00% 20451	25,035	15,728
		113,342

NORWEGIAN KRONER — 0.81%
Norwegian Government 5.00% 2015	NKr250,000	48,323
Norwegian Government 4.25% 2017	276,160	53,897
		102,220

TURKISH LIRA — 0.62%
Turkey (Republic of) 16.00% 2013	TRY 8,700	5,318
Turkey (Republic of) 4.00% 20151	19,212	11,926
Turkey (Republic of) 4.50% 20151	7,489	4,429
Turkey (Republic of) 9.00% 2016	17,025	9,505
Turkey (Republic of) 10.50% 2020	53,400	31,879
Turkey (Republic of) 3.00% 20211	29,083	16,130
		79,187

AUSTRALIAN DOLLARS — 0.55%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A20,139	22,123
Queensland Treasury Corp., Series 17, 6.00% 2017	18,937	21,143
New South Wales Treasury Corp., Series 14, 5.50% 2014	16,862	18,061
Australian Government 4.00% 20201	6,874	8,717
		70,044

PHILIPPINE PESOS — 0.53%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP 512,330	12,594
Philippines (Republic of) 4.95% 2021	114,000	2,770
Philippines (Republic of) 6.375% 2022	1,549,551	39,287
Philippines (Republic of) 6.25% 2036	483,000	12,003
		66,654

COLOMBIAN PESOS — 0.32%
Colombia (Republic of) Global 12.00% 2015	COP30,500,000	21,484
Colombia (Republic of) Global 7.75% 2021	10,265,000	6,874
Colombia (Republic of) Global 9.85% 2027	15,821,000	12,515
		40,873

RUSSIAN RUBLES — 0.31%
Russian Federation 7.85% 2018	RUB850,000	30,376
Russian Federation 7.85% 2018	260,000	9,291
		39,667

SOUTH AFRICAN RAND — 0.22%
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR 83,000	11,282
South Africa (Republic of), Series R-207, 7.25% 2020	130,000	16,444
		27,726

URUGUAYAN PESOS — 0.12%
Uruguay (Republic of) 4.375% 20281	UYU262,848	15,158

CHILEAN PESOS — 0.03%
Chilean Government 5.50% 2020	CLP1,790,000	3,847

ARGENTINE PESOS — 0.01%
Argentina (Republic of) GDP-Linked 2035	ARS37,877	1,154

U.S. DOLLARS — 38.99%
Fannie Mae 5.00% 20172	US$ 248	268
Fannie Mae 4.00% 20242	2,040	2,164
Fannie Mae 4.00% 20242	1,976	2,095
Fannie Mae 3.50% 20252	8,593	9,025
Fannie Mae 3.50% 20252	4,084	4,289
Fannie Mae 3.50% 20252	2,224	2,335
Fannie Mae 4.00% 20252	2,419	2,565
Fannie Mae, Series 2001-4, Class GA, 9.758% 20252,3	9	10
Fannie Mae 3.50% 20262	2,605	2,755
Fannie Mae 6.00% 20262	517	581
Fannie Mae 3.00% 20272	128,580	133,201
Fannie Mae 3.00% 20272	72,840	75,264
Fannie Mae 3.50% 20272	34,040	35,715
Fannie Mae 3.50% 20272	29,540	30,943
Fannie Mae 5.50% 20332	14,739	16,200
Fannie Mae 5.50% 20342	509	558
Fannie Mae 4.50% 20352	1,027	1,092
Fannie Mae 6.00% 20352	497	550
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20362	3,444	3,120
Fannie Mae 6.00% 20362	2,590	2,894
Fannie Mae, Series 2006-49, Class PA, 6.00% 20362	851	971
Fannie Mae 6.00% 20372	11,774	12,986
Fannie Mae 6.00% 20372	7,366	8,138
Fannie Mae 6.00% 20372	6,340	6,987
Fannie Mae 6.00% 20372	3,851	4,247
Fannie Mae 6.00% 20372	2,254	2,486
Fannie Mae 6.00% 20372	781	861
Fannie Mae 6.00% 20372	778	859
Fannie Mae 6.00% 20372	459	506
Fannie Mae 6.00% 20372	446	493
Fannie Mae 6.00% 20372	345	380
Fannie Mae 6.00% 20372	319	353
Fannie Mae 5.00% 20382	888	961
Fannie Mae 5.349% 20382,3	3,058	3,261
Fannie Mae 5.50% 20382	5,142	5,621
Fannie Mae 5.50% 20382	3,803	4,164
Fannie Mae 5.50% 20382	45	49
Fannie Mae 6.00% 20382	18,775	20,708
Fannie Mae 6.00% 20382	11,201	12,354
Fannie Mae 6.00% 20382	9,733	10,735
Fannie Mae 6.00% 20382	9,110	10,083
Fannie Mae 6.00% 20382	8,828	9,780
Fannie Mae 6.00% 20382	5,960	6,573
Fannie Mae 6.00% 20382	2,747	3,023
Fannie Mae 6.00% 20382	2,346	2,588
Fannie Mae 6.00% 20382	2,218	2,446
Fannie Mae 6.00% 20382	169	186
Fannie Mae 3.542% 20392,3	1,576	1,640
Fannie Mae 3.614% 20392,3	1,175	1,229
Fannie Mae 3.835% 20392,3	433	453
Fannie Mae 3.879% 20392,3	476	499
Fannie Mae 3.886% 20392,3	442	464
Fannie Mae 3.943% 20392,3	452	475
Fannie Mae 3.95% 20392,3	678	711
Fannie Mae 5.50% 20392	5,304	5,784
Fannie Mae 5.50% 20392	1,029	1,122
Fannie Mae 6.00% 20392	31,495	34,737
Fannie Mae 6.00% 20392	2,204	2,431
Fannie Mae 3.50% 20402	5,471	5,627
Fannie Mae 3.50% 20402	3,405	3,501
Fannie Mae 4.00% 20402	9,387	9,929
Fannie Mae 4.00% 20402	9,016	9,536
Fannie Mae 4.50% 20402	10,508	11,196
Fannie Mae 4.50% 20402	7,658	8,159
Fannie Mae 4.50% 20402	5,428	5,784
Fannie Mae 5.00% 20402	8,655	9,357
Fannie Mae 6.00% 20402	8,178	9,020
Fannie Mae 6.00% 20402	3,619	3,991
Fannie Mae 6.00% 20402	1,357	1,494
Fannie Mae 3.50% 20412	15,785	16,234
Fannie Mae 3.50% 20412	1,893	1,946
Fannie Mae 4.00% 20412	37,297	39,357
Fannie Mae 4.00% 20412	19,531	20,659
Fannie Mae 4.00% 20412	18,325	19,231
Fannie Mae 4.00% 20412	16,546	17,365
Fannie Mae 4.00% 20412	9,829	10,315
Fannie Mae 4.00% 20412	4,821	5,099
Fannie Mae 4.00% 20412	3,207	3,392
Fannie Mae 4.00% 20412	3,163	3,319
Fannie Mae 4.00% 20412	2,385	2,503
Fannie Mae 4.50% 20412	17,790	18,988
Fannie Mae 4.50% 20412	11,594	12,375
Fannie Mae 4.50% 20412	10,323	11,018
Fannie Mae 4.50% 20412	4,963	5,388
Fannie Mae 4.50% 20412	2,108	2,250
Fannie Mae 5.00% 20412	13,660	15,128
Fannie Mae 5.00% 20412	5,312	5,846
Fannie Mae 3.50% 20422	68,920	70,600
Fannie Mae 4.00% 20422	56,530	59,286
Fannie Mae 4.00% 20422	15,969	16,766
Fannie Mae 4.00% 20422	7,303	7,667
Fannie Mae 4.50% 20422	1,741	1,859
Fannie Mae 5.00% 20422	23,900	25,823
Fannie Mae 6.00% 20422	129,980	143,222
Fannie Mae 6.50% 20472	1,362	1,500
Fannie Mae 6.50% 20472	608	670
Fannie Mae 6.50% 20472	299	329
Fannie Mae 7.00% 20472	661	737
Fannie Mae 6.50% 20482	1,966	2,165
U.S. Treasury 1.00% 20125	116,000	116,088
U.S. Treasury 3.00% 20121	20,735	21,223
U.S. Treasury 1.375% 2013	32,125	32,450
U.S. Treasury 2.00% 2013	17,220	17,700
U.S. Treasury 1.875% 20131	37,019	39,001
U.S. Treasury 2.75% 2013	46,000	47,765
U.S. Treasury 2.75% 2013	44,875	45,913
U.S. Treasury 3.125% 2013	49,700	51,801
U.S. Treasury 3.375% 2013	4,550	4,737
U.S. Treasury 3.625% 2013	4,200	4,359
U.S. Treasury 0.50% 2014	2,495	2,500
U.S. Treasury 1.25% 2014	138,772	141,126
U.S. Treasury 1.875% 2014	35,000	36,086
U.S. Treasury 2.00% 20141	26,475	28,335
U.S. Treasury 2.125% 2015	23,250	24,466
U.S. Treasury 1.875% 20151	14,564	16,272
U.S. Treasury 0.125% 20161	28,153	29,781
U.S. Treasury 0.875% 2016	14,900	14,835
U.S. Treasury 0.875% 2016	730	726
U.S. Treasury 1.00% 2016	11,371	11,408
U.S. Treasury 2.00% 2016	7,283	7,631
U.S. Treasury 2.625% 2016	23,000	24,641
U.S. Treasury 0.875% 2017	4,050	4,021
U.S. Treasury 2.375% 20171	26,353	30,944
U.S. Treasury 1.375% 20181	15,618	17,927
U.S. Treasury 2.625% 2018	5,000	5,373
U.S. Treasury 2.00% 2022	5,150	5,050
U.S. Treasury 2.00% 20261	12,880	15,848
U.S. Treasury 5.25% 2029	22,100	28,924
U.S. Treasury 3.375% 20321	6,435	9,829
U.S. Treasury 4.375% 2039	9,000	10,791
U.S. Treasury 2.125% 20401	8,619	11,395
U.S. Treasury 3.875% 2040	19,750	21,799
U.S. Treasury 4.375% 2040	11,500	13,791
U.S. Treasury 4.625% 2040	6,000	7,479
U.S. Treasury 3.75% 2041	20,925	22,572
U.S. Treasury 4.75% 2041	6,500	8,267
Freddie Mac 1.75% 2015	11,000	11,370
Freddie Mac 4.00% 20252	6,249	6,606
Freddie Mac 6.00% 20322	765	856
Freddie Mac, Series 3213, Class OG, principal only, 0% 20362	3,794	3,497
Freddie Mac 6.00% 20362	1,200	1,334
Freddie Mac, Series 3292, Class BO, principal only, 0% 20372	907	817
Freddie Mac 5.50% 20382	7,770	8,457
Freddie Mac 5.50% 20382	1,791	1,953
Freddie Mac 6.00% 20382	2,251	2,485
Freddie Mac 6.00% 20382	398	440
Freddie Mac 3.736% 20392,3	598	628
Freddie Mac 4.00% 20412	19,654	20,585
Freddie Mac 4.00% 20412	14,974	15,692
JPMorgan Chase & Co. 3.45% 2016	27,385	28,574
JPMorgan Chase & Co. 4.35% 2021	22,840	23,372
JPMorgan Chase & Co. 4.625% 2021	7,504	7,854
JPMorgan Chase & Co. 4.50% 2022	5,375	5,601
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	18,700	21,912
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.30% 2039	11,000	13,827
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	7,770	10,093
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	12,035	15,641
Polish Government 6.375% 2019	29,460	34,395
Polish Government 5.125% 2021	11,400	12,232
Polish Government 5.00% 2022	9,365	9,918
Prologis, Inc. 7.625% 2014	8,000	8,904
Prologis, Inc. 6.125% 2016	1,550	1,706
Prologis, Inc. 6.25% 2017	4,824	5,318
Prologis, Inc. 6.625% 2018	3,225	3,675
Prologis, Inc. 6.625% 2019	2,475	2,787
Prologis, Inc. 7.375% 2019	8,240	9,632
Prologis, Inc. 6.875% 2020	9,355	10,759
Telecom Italia Capital SA 4.95% 2014	124	128
Telecom Italia Capital SA 6.175% 2014	112	118
Telecom Italia Capital SA 5.25% 2015	720	745
Telecom Italia Capital SA 6.999% 2018	9,266	9,915
Telecom Italia Capital SA 6.375% 2033	6,044	5,470
Telecom Italia Capital SA 6.00% 2034	9,165	8,111
Telecom Italia Capital SA 7.20% 2036	15,694	15,302
Telecom Italia Capital SA 7.721% 2038	2,174	2,131
Gazprom OJSC 5.092% 20154	4,675	4,920
Gazprom OJSC 9.25% 2019	10,500	13,020
Gazprom OJSC 5.999% 20214	3,900	4,130
Gazprom OJSC, Series 9, 6.51% 2022	2,650	2,902
Gazprom OJSC 7.288% 20374	5,900	6,719
Gazprom OJSC 7.288% 2037	4,030	4,590
Standard Chartered PLC 3.85% 20154	8,330	8,657
Standard Chartered PLC 3.20% 20164	16,950	17,290
Standard Chartered Bank 6.40% 20174	9,000	9,885
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 20452,3	4,720	5,388
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20462,4	6,750	7,073
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462,4	8,500	9,008
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.734% 20492,3	12,530	14,159
Anheuser-Busch InBev NV 6.875% 2019	14,400	18,378
Anheuser-Busch InBev NV 7.75% 2019	9,595	12,531
Anheuser-Busch InBev NV 5.375% 2020	4,000	4,707
France Government Agency-Guaranteed, Société Finance 2.875% 20144	6,070	6,293
Société Générale 5.75% 20164	10,655	10,608
Société Générale 5.20% 20214	15,950	15,341
Deutsche Telekom International Finance BV 5.875% 2013	1,880	2,002
Deutsche Telekom International Finance BV 3.125% 20164	2,715	2,800
Deutsche Telekom International Finance BV 8.75% 20303	4,085	5,617
Deutsche Telekom International Finance BV 9.25% 2032	14,640	21,584
Hungarian Government 6.25% 2020	28,040	25,721
Hungarian Government 7.625% 2041	6,460	5,879
United Mexican States Government Global, Series A, 6.375% 2013	151	158
United Mexican States Government Global 5.95% 2019	8,920	10,740
United Mexican States Government Global, Series A, 5.125% 2020	3,000	3,457
United Mexican States Government Global, Series A, 3.625% 2022	3,250	3,331
United Mexican States Government Global, Series A, 6.05% 2040	7,520	9,099
United Mexican States Government Global, Series A, 5.75% 2110	3,000	3,097
AXA SA 8.60% 2030	18,550	20,492
AXA SA, junior subordinated 6.463% (undated)3,4	9,575	8,402
Wells Fargo & Co., Series I, 3.50% 2022	29,100	28,696
Murray Street Investment Trust I 4.647% 2017	11,900	11,919
Goldman Sachs Group, Inc. 7.50% 2019	10,000	11,438
Goldman Sachs Group, Inc. 5.75% 2022	3,705	3,817
Goldman Sachs Group, Inc. 6.25% 2041	1,160	1,146
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	975	1,039
Westfield Group 7.50% 20144	1,645	1,817
Westfield Group 5.75% 20154	710	779
Westfield Group 5.70% 20164	5,300	5,838
Westfield Group 7.125% 20184	12,630	14,895
WEA Finance LLC 4.625% 20214	3,630	3,678
HBOS PLC 6.75% 20184	21,755	20,439
HBOS PLC 6.00% 20334	8,645	6,573
HSBC Finance Corp. 0.918% 20163	9,900	8,979
HSBC Holdings PLC 4.125% 20204	11,990	12,265
HSBC Holdings PLC 4.00% 2022	5,410	5,371
Citigroup Inc. 4.587% 2015	3,925	4,137
Citigroup Inc. 4.75% 2015	9,000	9,482
Citigroup Inc. 4.45% 2017	10,100	10,589
Citigroup Inc. 6.125% 2018	2,000	2,244
Croatian Government 6.75% 2019	6,000	6,031
Croatian Government 6.75% 20194	4,315	4,338
Croatian Government 6.625% 20204	7,095	7,060
Croatian Government 6.375% 20214	6,880	6,616
CEMEX Finance LLC 9.50% 2016	9,925	9,951
CEMEX Finance LLC 9.50% 20164	2,200	2,206
CEMEX SA 9.25% 20204	12,799	11,871
Roche Holdings Inc. 6.00% 20194	13,770	16,819
Roche Holdings Inc. 7.00% 20394	5,040	6,902
Kimco Realty Corp. 6.00% 2012	1,000	1,022
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,230	1,267
Kimco Realty Corp., Series C, 4.82% 2014	1,000	1,043
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,424
Kimco Realty Corp. 5.584% 2015	2,003	2,156
Kimco Realty Corp. 5.70% 2017	500	548
Kimco Realty Corp. 4.30% 2018	4,740	4,822
Kimco Realty Corp. 6.875% 2019	9,510	11,132
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,805	2,983
Williams Partners L.P. 4.125% 2020	1,625	1,672
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	15,340	16,933
Williams Partners L.P. 4.00% 2021	1,560	1,579
Iberdrola Finance Ireland 3.80% 20144	4,470	4,590
Scottish Power PLC 5.375% 2015	9,700	10,507
Iberdrola Finance Ireland 5.00% 20194	5,000	5,072
Scottish Power PLC 5.81% 2025	2,500	2,619
Korea Development Bank 5.30% 2013	2,200	2,259
Korea Development Bank 8.00% 2014	6,250	6,875
Korea Development Bank 3.875% 2017	12,800	13,278
Petrobras International 5.75% 2020	7,470	8,310
Petrobras International 5.375% 2021	5,090	5,504
Petrobras International 6.875% 2040	6,760	7,987
Telefónica Emisiones, SAU 5.134% 2020	16,975	16,256
Telefónica Emisiones, SAU 5.462% 2021	4,205	4,094
Telefónica Europe BV 8.25% 2030	1,295	1,413
Volkswagen International Finance NV 1.625% 20134	4,100	4,136
Volkswagen International Finance NV 2.875% 20164	2,900	2,988
Volkswagen International Finance NV 2.375% 20174	5,000	5,022
Volkswagen International Finance NV 4.00% 20204	8,950	9,406
Comcast Corp. 5.30% 2014	3,000	3,228
Comcast Corp. 5.875% 2018	3,255	3,856
Comcast Corp. 6.95% 2037	5,035	6,378
Comcast Corp. 6.40% 2038	1,750	2,088
Comcast Corp. 6.40% 2040	4,500	5,537
Bermudan Government 5.603% 20204	16,785	19,041
Bermudan Government 5.603% 2020	1,800	2,042
Russian Federation 3.25% 20174	8,000	8,019
Russian Federation 5.00% 2020	5,100	5,461
Russian Federation 7.50% 20302	3,824	4,594
Russian Federation 5.625% 20424	2,500	2,492
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,500	6,539
Bank of America Corp. 3.75% 2016	5,250	5,280
Bank of America Corp. 5.75% 2017	1,020	1,095
Bank of America Corp. 5.625% 2020	875	913
Bank of America Corp. 5.00% 2021	6,625	6,645
Volvo Treasury AB 5.95% 20154	18,805	20,158
ERP Operating LP 5.25% 2014	3,000	3,251
ERP Operating LP 5.125% 2016	1,110	1,217
ERP Operating LP 4.75% 2020	9,200	9,837
ERP Operating LP 4.625% 2021	5,285	5,573
Turkey (Republic of) 5.625% 2021	9,100	9,541
Turkey (Republic of) 8.00% 2034	4,200	5,271
Turkey (Republic of) 6.75% 2040	4,500	4,927
UBS AG 5.75% 2018	13,175	14,440
UBS AG 4.875% 2020	5,080	5,287
Enbridge Energy Partners, LP, Series B, 6.50% 2018	10,445	12,665
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,328
Enbridge Energy Partners, LP 5.20% 2020	2,210	2,456
Morgan Stanley 3.80% 2016	7,500	7,306
Morgan Stanley, Series F, 5.625% 2019	10,750	10,638
Morgan Stanley, Series F, 5.75% 2021	1,355	1,332
Daimler Finance NA LLC 2.625% 20164	6,100	6,300
Daimler Finance NA LLC 3.00% 20164	1,450	1,511
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,432
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20164	5,500	6,077
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 20184	8,000	9,341
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20214	3,275	3,504
CEZ AS 4.25% 04-03-224	18,870	18,832
Gilead Sciences, Inc. 2.40% 2014	1,880	1,946
Gilead Sciences, Inc. 3.05% 2016	2,500	2,618
Gilead Sciences, Inc. 4.40% 2021	10,925	11,485
Gilead Sciences, Inc. 5.65% 2041	2,250	2,405
Developers Diversified Realty Corp. 5.375% 2012	3,950	3,990
Developers Diversified Realty Corp. 5.50% 2015	3,023	3,116
Developers Diversified Realty Corp. 9.625% 2016	1,510	1,829
Developers Diversified Realty Corp. 7.50% 2017	5,000	5,678
Developers Diversified Realty Corp. 4.75% 2018	2,860	2,966
Developers Diversified Realty Corp. 7.875% 2020	735	870
Pemex Project Funding Master Trust 5.75% 2018	5,750	6,497
Pemex Project Funding Master Trust 4.875% 20224	1,300	1,368
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,750	7,762
Pemex Project Funding Master Trust 6.50% 20414	2,470	2,791
Ras Laffan Liquefied Natural Gas III 5.50% 20144	5,300	5,731
Ras Laffan Liquefied Natural Gas II 5.298% 20202,4	3,507	3,770
Ras Laffan Liquefied Natural Gas III 5.838% 20272,4	8,000	8,680
Ghana (Republic of) 8.50% 2017	15,500	17,825
Express Scripts Inc. 5.25% 2012	2,080	2,098
Express Scripts Inc. 3.125% 2016	15,060	15,694
Indonesia (Republic of) 6.875% 2018	5,450	6,526
Indonesia (Republic of) 4.875% 20214	3,835	4,175
Indonesia (Republic of) 4.875% 2021	2,190	2,384
Indonesia (Republic of) 8.50% 2035	1,625	2,425
Indonesia (Republic of) 7.75% 20384	935	1,302
Indonesia (Republic of) 7.75% 2038	310	432
Lithuania (Republic of) 6.75% 2015	3,930	4,264
Lithuania (Republic of) 6.125% 20214	7,155	7,692
Lithuania (Republic of) 6.625% 20224	4,750	5,278
HSBK (Europe) BV 7.25% 20174	1,865	1,924
HSBK (Europe) BV 7.25% 20214	14,525	15,042
Veolia Environnement 6.00% 2018	15,075	16,834
Brazil (Federal Republic of) Global 6.00% 2017	4,500	5,344
Brazil (Federal Republic of) Global 4.875% 2021	5,000	5,685
Brazil (Federal Republic of) Global 5.625% 2041	4,715	5,458
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.225% 20442,3	5,055	5,645
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20482	9,265	10,470
BBVA Bancomer SA 4.50% 20164	12,000	12,420
BBVA Bancomer SA, junior subordinated 7.25% 20204	2,010	2,136
BBVA Bancomer SA 6.50% 20214	1,455	1,524
E.ON International Finance BV 5.80% 20184	11,000	12,832
E.ON International Finance BV 6.65% 20384	2,500	3,211
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,125	2,253
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	8,454
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,718
VEB Finance Ltd. 6.902% 20204	9,045	9,814
VEB Finance Ltd. 6.80% 20254	5,000	5,244
State of Qatar 4.50% 20224	3,500	3,671
State of Qatar 9.75% 2030	7,250	11,364
Latvia (Republic of) 5.25% 20174	8,695	8,978
Latvia (Republic of) 5.25% 2021	5,750	5,859
British American Tobacco International Finance PLC 9.50% 20184	10,485	14,317
AT&T Inc. 1.60% 2017	7,380	7,345
AT&T Inc. 5.35% 2040	6,500	6,916
Venezuela (Republic of) 8.50% 2014	2,000	2,015
Venezuela (Republic of) 5.75% 2016	250	223
Venezuela (Republic of) 12.75% 20222	3,000	3,165
Venezuela (Republic of) 9.25% 2027	5,030	4,462
Venezuela (Republic of) 9.25% 2028	780	651
Venezuela (Republic of) 9.375% 2034	4,025	3,371
Intesa Sanpaolo SpA 6.50% 20214	14,195	13,732
Simon Property Group, LP 6.75% 2014	3,645	4,037
Simon Property Group, LP 4.20% 2015	2,125	2,276
Simon Property Group, LP 5.875% 2017	925	1,069
Simon Property Group, LP 10.35% 2019	4,250	5,861
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,110
Royal Bank of Scotland Group PLC 4.70% 2018	1,200	1,046
Royal Bank of Scotland PLC 6.125% 2021	1,195	1,281
RBS Capital Trust II 6.425% noncumulative trust (undated)3,6	7,130	4,920
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)3,4,6	900	738
StatoilHydro ASA 1.80% 2016	4,000	4,063
StatoilHydro ASA 5.25% 2019	2,500	2,934
Statoil ASA 3.15% 2022	6,000	6,062
Enersis SA 7.375% 2014	11,935	13,005
TransCanada PipeLines Ltd. 6.50% 2018	5,000	6,176
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,852
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,831
BNP Paribas 5.00% 2021	8,605	8,697
BNP Paribas, junior subordinated 7.195% (undated)3,4	4,600	4,128
UniCredito Italiano SpA 6.00% 20174	8,605	7,655
HVB Funding Trust I, junior subordinated 8.741% 20314	4,000	3,540
HVB Funding Trust III, junior subordinated 9.00% 20314	1,810	1,620
Israeli Government 5.125% 2019	11,550	12,761
ArcelorMittal 4.50% 2017	6,500	6,525
ArcelorMittal 5.50% 2021	2,765	2,718
ArcelorMittal 6.25% 2022	3,335	3,377
First Data Corp. 9.875% 2015	273	274
First Data Corp. 9.875% 2015	72	73
First Data Corp. 10.55% 20157	116	118
First Data Corp., Term Loan D, 5.242% 20172,3,8	3,010	2,887
First Data Corp. 12.625% 2021	4,011	4,041
First Data Corp. 8.75% 20223,4,7	5,006	4,856
Santander Issuances, SA Unipersonal 6.50% 20193,4	12,700	12,217
National Grid PLC 6.30% 2016	10,575	12,211
South Africa (Republic of) 5.50% 2020	10,150	11,368
Bahrain Government 5.50% 2020	10,780	10,726
Bahrain Government 5.50% 20204	630	627
Republic of Belarus 8.95% 2018	12,500	11,325
Electricité de France SA 5.50% 20144	5,000	5,365
Electricité de France SA 4.60% 20204	2,200	2,333
Electricité de France SA 6.95% 20394	2,625	3,118
Realogy Corp., Letter of Credit, 4.691% 20162,3,8	92	86
Realogy Corp., Term Loan B, 4.77% 20162,3,8	1,060	990
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,8	6,150	6,356
Realogy Corp. 7.875% 20194	3,225	3,241
Kraft Foods Inc. 6.125% 2018	5,975	7,177
Kraft Foods Inc. 5.375% 2020	3,000	3,473
Development Bank of Kazakhstan 5.50% 20154	9,820	10,556
Norfolk Southern Corp. 5.75% 2016	5,515	6,384
Norfolk Southern Corp. 3.00% 2022	4,000	3,939
Tennessee Valley Authority 5.88% 2036	250	323
Tennessee Valley Authority 5.25% 2039	8,250	9,925
International Business Machines Corp. 1.95% 2016	9,965	10,234
Michaels Stores, Inc. 11.375% 2016	4,700	5,018
Michaels Stores, Inc. 13.00% 2016	1,950	2,062
Michaels Stores, Inc. 7.75% 2018	2,900	3,103
Amgen Inc. 2.50% 2016	5,125	5,271
Amgen Inc. 5.15% 2041	4,750	4,772
Shell International Finance BV 4.00% 2014	9,340	9,969
Nextel Communications, Inc., Series E, 6.875% 2013	375	377
Nextel Communications, Inc., Series F, 5.95% 2014	7,895	7,934
Nextel Communications, Inc., Series D, 7.375% 2015	650	630
Sprint Nextel Corp. 6.00% 2016	1,000	897
Macy's Retail Holdings, Inc. 7.875% 20153	6,080	7,159
Macy's Retail Holdings, Inc. 3.875% 2022	2,585	2,597
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20372	1,739	1,744
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 20392	23	23
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20392	7,165	7,929
Kroger Co. 7.50% 2014	5,250	5,855
Kroger Co. 2.20% 2017	2,460	2,501
Kroger Co. 6.80% 2018	1,000	1,229
MGM Resorts International 6.625% 2015	4,100	4,233
MGM Resorts International 7.50% 2016	1,500	1,552
MGM Resorts International 9.00% 2020	3,250	3,632
Novartis Securities Investment Ltd. 5.125% 2019	8,000	9,381
Barclays Bank PLC 5.125% 2020	8,875	9,295
Romanian Government 6.75% 20224	8,850	9,292
Time Warner Cable Inc. 6.75% 2018	3,985	4,867
Time Warner Cable Inc. 5.00% 2020	4,000	4,422
SUPERVALU INC. 7.50% 2014	1,000	1,020
SUPERVALU INC. 8.00% 2016	1,465	1,542
Albertson's, Inc. 7.45% 2029	3,000	2,310
Albertson's, Inc. 8.00% 2031	5,675	4,327
American International Group, Inc. 3.00% 2015	5,000	5,038
American International Group, Inc. 3.80% 2017	3,825	3,877
Virgin Media Finance PLC, Series 1, 9.50% 2016	3,400	3,850
Virgin Media Secured Finance PLC 5.25% 2021	4,570	4,920
Phillips 66 2.95% 20174	2,420	2,462
Phillips 66 4.30% 20224	2,325	2,369
Phillips 66 5.875% 20424	3,820	3,916
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20182,4	8,617	8,703
Colbun SA 6.00% 20204	8,150	8,699
Burlington Northern Santa Fe LLC 5.75% 2018	1,160	1,379
Burlington Northern Santa Fe LLC 4.70% 2019	1,960	2,195
Burlington Northern Santa Fe LLC 3.45% 2021	5,000	5,088
McDonald's Corp. 3.50% 2020	8,005	8,589
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20372	1,716	1,719
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.883% 20382,3	3,785	4,306
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20392	2,250	2,485
CenterPoint Energy Resources Corp. 4.50% 2021	7,915	8,448
Regions Financial Corp. 7.75% 2014	5,289	5,825
Regions Financial Corp. 5.20% 2015	1,050	1,082
Regions Financial Corp. 5.75% 2015	1,161	1,228
Reliance Holdings Ltd. 5.40% 20224	1,700	1,694
Reliance Holdings Ltd. 6.25% 20404	7,000	6,388
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20462,4	4,373	4,654
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20462,4	3,000	3,398
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	6,500	7,997
Jaguar Land Rover PLC 7.75% 20184	5,200	5,356
Jaguar Land Rover PLC 8.125% 20214	2,500	2,575
Hospitality Properties Trust 6.30% 2016	1,000	1,090
Hospitality Properties Trust 6.70% 2018	6,055	6,752
Nordea Bank, Series 2, 3.70% 20144	5,000	5,214
Nordea Bank AB 3.125% 20174	2,500	2,505
Verizon Communications Inc. 4.75% 2041	2,425	2,456
Verizon Communications Inc. 6.00% 2041	4,425	5,245
Toys "R" Us-Delaware, Inc. 7.375% 20164	2,000	2,060
Toys "R" Us Property Co. II, LLC 8.50% 2017	3,800	3,985
Toys "R" Us Property Co. I, LLC 10.75% 2017	500	550
Toys "R" Us-Delaware, Inc., Term Loan B2, 5.25% 20182,3,8	1,017	1,010
Colombia (Republic of) Global 4.375% 2021	5,130	5,605
Colombia (Republic of) Global 10.375% 2033	484	819
Colombia (Republic of) Global 7.375% 2037	715	1,008
Limited Brands, Inc. 7.00% 2020	811	908
Limited Brands, Inc. 6.625% 2021	5,984	6,515
DAE Aviation Holdings, Inc. 11.25% 20154	7,033	7,367
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,4	6,860	7,340
Boyd Gaming Corp. 6.75% 2014	3,025	3,044
Boyd Gaming Corp. 7.125% 2016	2,175	2,110
Boyd Gaming Corp. 9.125% 2018	2,000	2,093
Banco de Crédito del Perú 5.375% 20204	7,000	7,210
Enel Finance International SA 3.875% 20144	7,129	7,200
American Tower Corp. 7.00% 2017	6,150	7,173
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412,3	4,825	5,193
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432,3	1,655	1,773
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	6,160	6,815
Gabonese Republic 8.20% 20174	5,500	6,717
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	3,925	3,886
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	1,925	1,906
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	1,000	893
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	6,365	6,680
Teekay Corp. 8.50% 2020	6,400	6,672
SABMiller Holdings Inc. 2.45% 20174	2,470	2,503
SABMiller Holdings Inc. 4.95% 20424	4,000	4,147
Wind Acquisition SA 11.75% 20174	4,750	4,703
Wind Acquisition SA 7.25% 20184	2,050	1,937
Univision Communications Inc., Term Loan, 4.491% 20172,3,8	3,232	3,002
Univision Communications Inc. 8.50% 20214	3,500	3,483
AES Corp. 7.75% 2015	3,275	3,668
AES Corp. 8.00% 2020	2,440	2,812
Hanesbrands Inc., Series B, 4.146% 20143	1,435	1,440
Hanesbrands Inc. 8.00% 2016	4,450	4,917
Woodside Finance Ltd. 4.60% 20214	6,040	6,291
Rio Tinto Finance (USA) Ltd. 2.50% 2016	3,000	3,112
Rio Tinto Finance (USA) Ltd. 4.125% 2021	3,000	3,170
Frontier Communications Corp. 7.875% 2015	1,500	1,620
Frontier Communications Corp. 8.25% 2017	2,550	2,754
Frontier Communications Corp. 8.50% 2020	1,775	1,877
Esterline Technologies Corp. 6.625% 2017	3,800	3,952
Esterline Technologies Corp. 7.00% 2020	2,000	2,220
US Investigations Services, Inc., Term Loan B, 2.992% 20152,3,8	1,233	1,183
US Investigations Services, Inc., Term Loan B, 7.75% 20152,3,8	2,135	2,141
US Investigations Services, Inc. 10.50% 20154	1,900	1,815
US Investigations Services, Inc. 11.75% 20164	1,035	986
BG Energy Capital PLC 4.00% 20214	5,840	6,100
MacDermid 9.50% 20174	5,850	6,099
Vodafone Group PLC, Term Loan, 6.875% 20152,7,8	3,156	3,188
Vodafone Group PLC, Term Loan B, 6.25% 20162,7,8,9	2,759	2,779
J.C. Penney Co., Inc. 5.75% 2018	5,755	5,920
Koninklijke KPN NV 8.375% 2030	4,600	5,909
Georgia Gulf Corp. 9.00% 20174	5,275	5,882
Pfizer Inc 6.20% 2019	3,250	4,072
Pfizer Inc 7.20% 2039	1,250	1,807
C&S Group Enterprises LLC 8.375% 20174	5,539	5,857
Ply Gem Industries, Inc. 13.125% 2014	1,000	1,015
Ply Gem Industries, Inc. 8.25% 2018	4,675	4,728
Denbury Resources Inc. 9.75% 2016	2,750	3,032
Denbury Resources Inc. 8.25% 2020	2,292	2,573
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20462	3,790	4,298
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.633% (undated)2,3	1,120	1,248
CEVA Group PLC 11.625% 20164	2,775	2,955
CEVA Group PLC 8.375% 20174	200	199
CEVA Group PLC 11.50% 20184	2,350	2,338
Progress Energy, Inc. 6.05% 2014	5,000	5,485
Marks and Spencer Group PLC 6.25% 20174	4,500	4,950
Marks and Spencer Group PLC 7.125% 20374	500	517
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	4,950	5,464
Wal-Mart Stores, Inc. 4.875% 2040	5,000	5,460
Revel Entertainment, Term Loan B, 9.00% 20172,3,8	5,500	5,450
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	4,990	5,352
Target Corp. 6.00% 2018	4,375	5,338
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	5,300	5,321
NCL Corp. Ltd. 11.75% 2016	3,975	4,621
NCL Corp. Ltd. 9.50% 2018	550	595
Time Warner Inc. 4.75% 2021	2,320	2,552
Time Warner Inc. 6.25% 2041	2,330	2,664
Cardinal Health, Inc. 4.625% 2020	4,680	5,165
Toronto-Dominion Bank 2.375% 2016	5,000	5,133
NBCUniversal Media, LLC 5.15% 2020	4,500	5,100
Warner Music Group 9.50% 2016	2,375	2,601
Warner Music Group 9.50% 20164	2,275	2,491
Voto-Votorantim Ltd 6.75% 20214	4,450	5,028
Chilean Government 3.25% 2021	4,925	5,024
Quintiles, Term Loan B, 5.00% 20182,3,8	4,963	4,980
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	4,500	4,956
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,660
Brandywine Operating Partnership, LP 4.95% 2018	2,225	2,271
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	4,655	4,920
NV Energy, Inc 6.25% 2020	4,500	4,904
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	5,000	4,888
Continental Resources Inc. 8.25% 2019	725	814
Continental Resources Inc. 7.375% 2020	425	474
Continental Resources Inc. 7.125% 2021	3,200	3,568
PTS Acquisition Corp. 9.50% 20157	4,636	4,787
Union Pacific Corp. 5.70% 2018	2,000	2,394
Union Pacific Corp. 6.15% 2037	1,990	2,383
Smithfield Foods, Inc. 10.00% 2014	3,000	3,525
Smithfield Foods, Inc. 7.75% 2017	1,075	1,220
ARAMARK Corp. 8.50% 2015	3,100	3,181
ARAMARK Corp. 8.625% 20163,4,7	1,500	1,541
CONSOL Energy Inc. 8.00% 2017	3,725	3,902
CONSOL Energy Inc. 8.25% 2020	775	814
Sri Lanka (Republic of) 8.25% 2012	350	360
Sri Lanka (Republic of) 6.25% 20214	4,250	4,251
VWR Funding, Inc., Series B, 10.25% 20157	4,434	4,611
Needle Merger Sub Corp. 8.125% 20194	4,565	4,611
Hawker Beechcraft Acquisition Co., LLC, Term Loan E, 14.00% 20122,3,8,9	527	527
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.37% 20142,3,8	137	102
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.47% 20142,3,8	2,222	1,656
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,3,8	2,493	1,870
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,225	172
Hawker Beechcraft Acquisition Co., LLC 8.875% 20157	1,815	254
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20162	4,250	4,508
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	4,500	4,500
Overseas Shipholding Group, Inc. 8.125% 2018	5,825	4,427
Tower Automotive Holdings 10.625% 20174	4,027	4,389
PTT Exploration & Production Ltd 5.692% 20214	4,045	4,352
Nortek Inc. 10.00% 2018	4,050	4,313
Ingles Markets, Inc. 8.875% 2017	3,950	4,296
Host Marriott, LP, Series O, 6.375% 2015	500	511
Host Hotels & Resorts LP 9.00% 2017	2,075	2,306
Host Hotels & Resorts LP 6.00% 2020	1,350	1,438
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,200	3,801
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	431
Government National Mortgage Assn. 3.50% 20252	2,125	2,278
Government National Mortgage Assn. 3.50% 20252	1,805	1,935
Dominican Republic 7.50% 20212,4	4,000	4,150
Stater Bros. Holdings Inc. 7.75% 2015	4,025	4,131
FMG Resources 7.00% 20154	4,000	4,100
Concho Resources Inc. 8.625% 2017	1,250	1,375
Concho Resources Inc. 7.00% 2021	2,500	2,694
The Export-Import Bank of Korea 4.375% 2021	4,000	4,051
Pernod Ricard SA 2.95% 20174	4,000	4,044
Schering-Plough Corp. 6.00% 2017	3,275	4,043
Cricket Communications, Inc. 10.00% 2015	1,325	1,401
Cricket Communications, Inc. 7.75% 2016	2,425	2,571
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	973	1,045
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	236	254
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	2,425	2,665
CIT Group Inc., Series C, 4.75% 20154	3,900	3,944
Crown Castle International Corp. 9.00% 2015	2,525	2,790
Crown Castle International Corp. 7.75% 20174	500	548
Crown Castle International Corp. 7.125% 2019	500	549
Public Service Co. of Colorado 3.20% 2020	3,675	3,816
Unum Group 5.625% 2020	3,600	3,815
Altria Group, Inc. 9.95% 2038	2,500	3,804
PETCO Animal Supplies, Inc. 9.25% 20184	3,450	3,804
CoBank ACB 7.875% 20184	430	510
CoBank ACB 1.074% 20223,4	4,275	3,263
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20134	3,900	3,759
Province of Buenos Aires 10.875% 20212,4	5,000	3,750
Staples, Inc. 9.75% 2014	3,250	3,694
South Korean Government 5.75% 2014	3,400	3,669
Banco Mercantil del Norte, SA, junior subordinated 6.862% 20213,4	3,500	3,649
Digicel Group Ltd. 12.00% 2014	300	336
Digicel Group Ltd. 12.00% 20144	200	224
Digicel Group Ltd. 8.875% 20154	2,000	2,045
Digicel Group Ltd. 10.50% 20184	850	948
EDP Finance BV. 6.00% 20184	4,000	3,538
Synovus Financial Corp. 7.875% 2019	3,415	3,535
Alkermes, Inc., Term Loan B, 6.75% 20172,3,8	2,070	2,114
Alkermes, Inc., Term Loan B, 9.50% 20182,3,8	1,295	1,347
International Paper Co. 7.30% 2039	2,810	3,423
Energy Transfer Partners, LP 7.50% 2020	3,050	3,401
ACE INA Holdings Inc. 5.875% 2014	1,510	1,664
ACE INA Holdings Inc. 2.60% 2015	1,625	1,691
Mohegan Tribal Gaming Authority 11.00% 20183,4,7	4,500	3,330
Grifols Inc. 8.25% 2018	3,000	3,263
Petroplus Finance Ltd. 6.75% 20144	3,450	1,363
Petroplus Finance Ltd. 7.00% 20174	3,960	1,564
Petroplus Finance Ltd. 9.375% 20194,6	800	316
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	3,000	3,233
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	3,194
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372,4	3,000	3,172
H&E Equipment Services, Inc. 8.375% 2016	3,000	3,105
Academy, Ltd. 9.25% 20194	3,000	3,094
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20172,3,8	3,064	3,089
Serena Software, Inc. 10.375% 2016	2,936	3,050
Kinder Morgan Energy Partners, LP 6.85% 2020	2,540	3,030
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	3,060	3,019
News America Inc. 6.15% 2041	2,630	3,015
ConvaTec Healthcare 10.50% 20184	2,905	2,999
Peugeot SA 4.375% 20164	3,000	2,986
Forest Oil Corp. 7.25% 2019	3,000	2,948
JMC Steel Group Inc. 8.25% 20184	2,800	2,926
Ashtead Capital, Inc. 9.00% 20164	2,750	2,884
UDR, Inc., Series A, 5.25% 2015	2,680	2,878
Boston Scientific Corp. 6.00% 2020	2,500	2,873
Argentina (Republic of) GDP-Linked 2035	21,000	2,783
Bon-Ton Department Stores, Inc. 10.25% 2014	3,150	2,764
TXU, Term Loan, 3.743% 20142,3,8	961	589
TXU, Term Loan, 4.743% 20172,3,8	3,846	2,146
Ford Motor Credit Co. 8.70% 2014	500	567
Ford Motor Credit Co. 5.625% 2015	2,000	2,132
SunGard Data Systems Inc. 7.375% 2018	2,500	2,669
LightSquared, Term Loan B, 12.00% 20142,7,8	5,845	2,661
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20232	2,225	2,639
Hughes Satellite Systems Corp. 6.50% 2019	2,500	2,625
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	2,500	2,621
Symbion Inc. 8.00% 2016	2,625	2,612
QBE Capital Funding III LP 7.25% 20413,4	2,000	1,888
QBE Capital Funding II LP 6.797% (undated)3,4	750	675
Delhaize Group 6.50% 2017	500	578
Delhaize Group 5.70% 2040	2,129	1,969
SRA International, Inc., Term Loan B, 6.50% 20182,3,8	2,544	2,541
Rite Aid Corp. 9.75% 2016	570	634
Rite Aid Corp. 8.00% 2020	1,625	1,879
Cliffs Natural Resources Inc. 4.875% 2021	2,420	2,510
Edison Mission Energy 7.50% 2013	155	128
Edison Mission Energy 7.20% 2019	3,175	1,984
Edison Mission Energy 7.625% 2027	650	388
Arch Coal, Inc. 7.00% 20194	2,675	2,481
Goodman Funding Pty Ltd. 6.00% 20224	2,475	2,475
Seneca Gaming Corp. 8.25% 20184	2,400	2,466
General Electric Capital Corp. 4.65% 2021	2,305	2,457
Newcrest Finance Pty Ltd. 4.45% 20214	2,220	2,246
AES Panamá, SA 6.35% 20164	2,000	2,180
Coventry Health Care, Inc. 6.125% 2015	2,000	2,167
GlaxoSmithKline Capital Inc. 4.85% 2013	2,000	2,100
Biogen Idec Inc. 6.00% 2013	2,000	2,090
PETRONAS Capital Ltd. 7.00% 20124	2,050	2,070
New York Life Global Funding 4.65% 20134	1,940	2,022
Cisco Systems, Inc. 0.724% 20143	2,000	2,011
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,000	2,010
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	1,815	1,890
Alpha Natural Resources, Inc. 6.00% 2019	2,050	1,866
Thomson Reuters Corp. 5.95% 2013	1,750	1,857
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20182,3,8	1,800	1,800
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,778
Banque Centrale de Tunisie 7.375% 2012	1,750	1,768
TNK-BP Finance SA 7.50% 20164	1,500	1,699
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 20152	1,500	1,567
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20452	1,375	1,557
Enterprise Products Operating LLC 4.05% 2022	1,460	1,514
France Télécom 4.375% 2014	1,390	1,485
Husky Energy Inc. 5.90% 2014	1,300	1,424
CNA Financial Corp. 7.35% 2019	1,200	1,402
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20282	1,062	1,194
Allison Transmission Holdings, Inc. 11.00% 20154	1,087	1,150
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.329% 20442,3	1,000	1,112
Canadian National Railway Co. 4.95% 2014	1,000	1,075
Northwest Airlines, Inc., Term Loan B, 3.97% 20132,3,8	215	216
Northwest Airlines, Inc., Term Loan A, 2.22% 20182,3,8	904	854
RBS Global, Inc. and Rexnord LLC 11.75% 2016	900	955
McKesson Corp. 3.25% 2016	740	793
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.201% 20422,3	770	777
Radio One, Inc., Term Loan B, 7.50% 20162,3,8	714	710
Jackson National Life Global 5.375% 20134	560	585
Atlas Copco AB 5.60% 20174	500	575
Liberty Mutual Group Inc. 6.50% 20354	535	555
JSC BTA Bank 10.75%/12.50% 20182,4,6,10	1,165	262
JSC BTA Bank 0% 20204	2,406	193
JSC BTA Bank 7.20% 20252,4,6	264	16
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 20142	441	445
Iraq (Republic of) 5.80% 20282,4	250	213
Local T.V. Finance LLC, Term Loan B, 2.25% 20132,3,8	141	141
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	75	31
		4,953,516

Total bonds & notes (cost: $11,299,503,000)		11,817,589

Preferred securities — 0.02%	Shares

U.S. DOLLARS — 0.02%
Citigroup Inc. 6.95% preferred	106,000	2,650

Total preferred securities (cost: $2,573,000)		2,650

Common stocks — 0.02%

U.S. DOLLARS — 0.02%
Cooper-Standard Holdings Inc.4,11	40,522	1,773
Atrium Corp.9,11,12	191	1

Total common stocks (cost: $1,193,000)		1,774

Warrants — 0.00%

U.S. DOLLARS — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20174,9,11	2,837	60

Total warrants (cost: $44,000)		60

	Principal amount	Value
Short-term securities — 10.56%	(000)	(000)

U.S. Treasury Bills 0.067%–0.147% due 4/19–9/13/2012	US$333,850	US$ 333,746
Freddie Mac 0.07%–0.12% due 6/1–7/10/2012	164,650	164,613
Chariot Funding, LLC 0.15% due 4/16/20124	50,000	49,997
Jupiter Securitization Co., LLC 0.15% due 4/26/20124	37,500	37,496
JPMorgan Chase & Co. 0.18% due 5/17/2012	32,200	32,192
Federal Home Loan Bank 0.09%–0.10% due 4/13–5/18/2012	91,300	91,291
Thunder Bay Funding, LLC 0.19% due 6/12/20124	32,386	32,370
Old Line Funding, LLC 0.24% due 7/24/20124	26,700	26,682
Fannie Mae 0.065%–0.13% due 6/18–7/16/2012	56,675	56,663
International Bank for Reconstruction and Development 0.08%–0.10% due 4/30–6/4/2012	50,800	50,795
General Electric Capital Corp. 0.18% due 5/16/2012	50,000	49,990
Nordea North America, Inc. 0.145% due 4/17/2012	49,600	49,597
Toronto-Dominion Holdings USA Inc. 0.15% due 4/3/20124	40,000	40,000
BHP Billiton Finance (USA) Limited 0.15%–0.16% due 4/23–5/22/20124	38,500	38,482
Siemens Capital Co. LLC 0.15% due 4/13/20124	35,000	34,998
Barclays U.S. Funding Corp. 0.10% due 4/2/2012	30,800	30,800
HSBC USA Inc. 0.23% due 4/23/2012	28,050	28,046
Unilever Capital Corp. 0.10% due 4/13/20124	27,800	27,799
National Australia Funding (Delaware) Inc. 0.28% due 4/2/20124	25,400	25,400
Novartis Securities Investment Ltd. 0.13% due 4/16/20124	25,000	24,999
Nestlé Capital Corp. 0.12% due 6/1/20124	25,000	24,997
Federal Farm Credit Banks 0.05%–0.19% due 5/10/2012–1/23/2013	23,900	23,871
Bank of Nova Scotia 0.12% due 4/27/2012	20,000	19,998
Québec (Province of) 0.11% due 5/14/20124	19,500	19,497
Estée Lauder Companies Inc. 0.12% due 4/18/20124	15,000	14,999
NetJets Inc. 0.13% due 5/7/20124	12,700	12,698

Total short-term securities (cost: $1,341,984,000)		1,342,016

Total investment securities (cost: $12,645,297,000)		13,164,089
Other assets less liabilities		(459,556)

Net assets		US$12,704,533

1Index-linked bond whose principal amount moves with a government price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,295,655,000, which represented 10.20% of the net assets of the fund.

5A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $19,424,000, which represented .15% of the net assets of the fund.

6Scheduled interest and/or principal payment was not received.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $56,415,000, which represented .44% of the net assets of the fund.

9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,367,000, which represented .03% of the net assets of the fund.
10Step bond; coupon rate will increase at a later date.
11Security did not produce income during the last 12 months.

12Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 4/30/2010 at a cost of $17,000) may be subject to legal or contractual restrictions on resale.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-931-0512O-S29459

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: May 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: May 31, 2012

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: May 31, 2012